AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 6, 2014

File No. 333-192288

File No. 811-22911

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
PRE-EFFECTIVE AMENDMENT NO. 1 AND	/X/
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 1	/X/

REALITY SHARES ETF TRUST

(Exact Name of Registrant as Specified in Charter)

402 West Broadway, Suite 2800

San Diego, CA 92101

(Address of Principal Executive Offices, Zip Code)

(619) 487-1445

(Registrant’s Telephone Number, including Area Code)

Eric Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

(Name and Address of Agent for Service)

Copy to:

Richard F. Morris, Esquire

Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Preliminary Prospectus Dated February 6, 2014

REALITY SHARES ETF TRUST

PROSPECTUS

[Date], 2014

REALITY SHARES NASDAQ-100 ISOLATED DIVIDEND GROWTH INDEX ETF

TICKER SYMBOL	PRINCIPAL U.S. LISTING EXCHANGE
[ ]	THE NASDAQ STOCK MARKET

REALITY SHARES U.S. ISOLATED DIVIDEND GROWTH INDEX ETF

TICKER SYMBOL	PRINCIPAL U.S. LISTING EXCHANGE
[ ]	NYSE ARCA, INC.

REALITY SHARES ISOLATED DIVIDEND GROWTH ETF

TICKER SYMBOL	PRINCIPAL U.S. LISTING EXCHANGE
[ ]	NYSE ARCA, INC.

INVESTMENT ADVISER:

REALITY SHARES ADVISORS, LLC

The U.S. Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.

Any representation to the contrary is a criminal offense.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Funds please see:

i

REALITY SHARES NASDAQ-100 ISOLATED DIVIDEND GROWTH INDEX ETF

Investment Objective

The investment objective of the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF (the “Fund”) is long-term capital appreciation by tracking the Reality Shares NASDAQ-100 Isolated Dividend Growth Index.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[	]%
Other Expenses[1]	[	]%
Total Annual Fund Operating Expenses	[	]%

1 Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. The Example does not take into account brokerage commissions that you may pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ XX	$ XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

Reality Shares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, believes that the level of a company’s historical profits and dividends provides a more accurate measure of a company’s potential long-term value than its current stock price. The Adviser’s research shows that U.S. large cap companies which have historically returned profits to their shareholders through dividend distributions have tended to increase the value of those dividend payments over time as economic conditions warrant and business profits expand. Additionally, companies with expanding balance sheets that have previously not paid dividends may also over time return free cash flow to their shareholders in the form of scheduled dividend payments. The Adviser’s research indicates that, largely as a result of these factors and subject to market conditions, the overall level of dividends paid by U.S. large cap companies has, in general, trended upward over time. The Adviser therefore believes that investment strategies based on expectations for dividend growth which isolate the level of a company’s dividends from its stock price can provide attractive long-term returns. Furthermore, since these strategies are based on an expected level of dividend growth, and not the trading price of equity securities, the performance of such strategies should not be directly correlated to broad equity market returns (which are based on the trading prices of equity securities).

Based on this investment philosophy, Reality Shares, Inc., the parent company of the Adviser, in conjunction with The NASDAQ OMX Group, Inc., developed the Reality Shares NASDAQ-100 Isolated Dividend Growth Index (the “Index”). The Fund seeks to track the performance of the Index.

The Index measures market expectations for dividend growth of the companies included in the NASDAQ-100 Index. The value of the Index (and therefore the value of the Fund) reflects the level of dividends expected to be paid on the securities included in the NASDAQ-100 Index. The NASDAQ-100 Index is an index of 100 of the largest domestic and international securities (based on market capitalization) listed on The NASDAQ Stock Market. The NASDAQ-100 Index includes companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology, and excludes securities of financial companies.

Many traditional indexes consist of equity securities and are calculated using the respective trading prices of their component equity securities. However, the Index uses a rules-based methodology to construct a portfolio of exchange-listed option contracts on the NASDAQ-100 Index and exchange-listed option contracts on exchange traded funds (“ETFs”) designed to track the NASDAQ-100 Index, rather than individual stocks. In this manner, the Index reflects a new way to track market expectations for dividend growth conveyed in real-time based on NASDAQ-100 Index options and options on NASDAQ-100 Index ETFs. An option is a type of financial contract in which the purchaser of the contract has the right, but not the obligation, to buy (call) or sell (put) a financial asset, such as an index or ETF, at an agreed-upon price known as the “strike price” during a specific period or on a specific date. The seller of an option contract has a corresponding obligation to sell or buy a financial asset at the strike price during the option period or on the exercise date.

The prices of index and ETF options reflect the market trading prices of the securities included in the underlying index or ETF, as well as market expectations regarding the level of dividends to be paid on such indexes or ETFs during the term of the option. The Index (and the Fund) consists of a series of corresponding near-term and long-term put and call option combinations on the same reference asset (i.e., either an option on the NASDAQ-100 Index or a NASDAQ-100 ETF) with the same strike price. Because option prices reflect both stock price and dividend expectations, they can be used in combination to isolate either price exposure or dividend expectations. The use of near-term and long-term put and call option combinations on the same reference asset with the same strike price, but with different maturities, is designed to gain exposure to the expected dividends of the securities in the NASDAQ-100 Index while neutralizing the impact of the stock price.

Once established, this portfolio construction of option combinations will accomplish two goals. First, the use of corresponding buy or sell positions on near and long-term options at the same strike price is designed to neutralize underlying stock price movements. In other words, the corresponding “buy” and “sell” positions on the same reference asset are designed to net against each other and eliminate the impact that changes to the stock price of the reference asset would otherwise have on the value of the Index (and Fund). Second, by minimizing the impact of price fluctuations through the construct of the near- and long-term contract combinations, the strategy is designed to isolate market expectations for dividends implied between the near-term and long-term option contracts. Over time, the Index will increase or decrease in value as the dividend spread between the near-term and long-term option combinations increases or decreases as a result of changing market expectations for dividend growth.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending, if any) will be invested in the component securities of its Index. The Fund generally uses a representative sampling investment approach to invest in a sample of the securities included in the Index whose performance characteristics match the general performance characteristics of the Index as a whole. In this manner, the Fund seeks investment results that, before fees and expenses, generally correspond to the performance of Index. The Fund’s investment strategy typically requires the Fund to enter into investment transactions prior to the dates on which the level of dividends to be paid on securities included in the NASDAQ-100 Index is announced and, therefore, are based on expectations as to the level of future dividends to be paid. As a result, there can be no guarantees that the Fund’s strategies will fully capture the level of dividends actually paid or otherwise be fully successful. To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

In addition, the Fund may invest up to 20% of its total assets (exclusive of collateral held from securities lending, if any) in equity securities and derivative instruments relating to the Index and its component securities that the adviser believes will help the Fund track the Index. For example, the Fund may buy and sell ETFs and, to a limited extent, individual equity securities. The Fund may also invest in a combination of dividend swaps and total return swaps in order to gain exposure to the dividends expected to be paid on securities included in the NASDAQ-100 Index and/or short positions in futures contracts or forward contracts in order to minimize the impact to the Fund’s portfolio of price fluctuations associated with such securities. Because the price of the securities and instruments described above may go up or down as a result of interest rate fluctuations between the date the Fund enters into a transaction and the date the transaction is completed, the Fund may enter into option transactions and interest rate swap transactions designed to minimize the impact of changing interest rates on the value of the Fund’s investments.

The Fund’s transactions in options, swaps, forwards and futures will be backed by investments in investment grade, short-term debt securities and money market instruments. The Fund may also invest in such securities and money market instruments for short-term investment or cash management purposes.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, and may invest a larger percentage of its assets in fewer issuers than a diversified fund.

Principal Risks

As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short or long term periods. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting your investments in the Fund are set forth below.

Dividend Isolation Strategy Risk – Unlike more traditional funds, the Fund does not seek investment returns based on increases in the secondary market trading price of its portfolio investments over short or long periods of time. Instead, the Fund seeks to produce investment returns based on strategies designed to isolate the growth in the level of the dividends expected to be paid on, or otherwise reflected in, the securities in its portfolio. The value of an investment in the Fund is designed to increase as market expectations for the level of dividend growth reflected in the Fund’s underlying investments goes up. The value of an investment in the Fund is expected to decrease as the market expectation of the level of dividend growth reflected in the Fund’s underlying investments goes down. The value of an investment in the Fund is not intended to track the price returns of the securities included in the NASDAQ-100 Index or general equity market returns. There can be no guarantee that the Fund’s investment strategies will be successful.

Dividend Payout Risk — The level of dividends paid by issuers is not constant and will vary up or down from year to year and quarter to quarter. Companies that have historically paid dividends may lower their dividends or may cease making such payments. The success of the Fund’s strategy is highly dependent on growth in the overall level of dividends paid and positive expectations for future dividend growth. The Fund’s returns can be expected to be lower if the level of expected or actual dividends declines. Dividends may be lower for a variety of reasons, including a decline in the overall economy, lower corporate earnings levels and other factors. Such declines may be unexpected and can be short-term or last for a number of years. Since the value of your investment in the Fund is based largely on the growth in the level of the dividends expected to be paid on the securities included in the NASDAQ-100 Index, decreases in the amount of dividends paid or expected to be paid will adversely affect the value of the Fund and lower your investment return.

Index Risk — Although the performance of the Index is designed to reflect the level of dividends expected to be paid on the securities included in the NASDAQ-100 Index, there can be no guarantees the Index will achieve its objective or fully capture this performance. Calculation errors, delays or errors with respect to underlying Index data, and errors in the Index methodology, among other things, could cause the performance of the Index to vary from its stated objective. In addition, Reality Shares, Inc., the index provider, has limited experience as an index provider. As a result, the performance of the Index could vary from its stated objective.

Interest Rate Risk — The price the Fund pays when purchasing, or receives when selling, options and other derivative contracts may be based in part on expected future interest rates. If interest rates rise, or are expected to rise, such instruments may become more expensive for the Fund to purchase. This may negatively impact the performance of the Fund. If interest rates fall or are expected to fall, the contract price of options and other derivatives contracts held by the Fund may decrease, in which case the Fund would receive a lower price when selling such instruments. Since the Fund seeks to minimize the impact of price fluctuations on the value of its portfolio, in either case the performance of the Fund would be negatively impacted. The Fund will look to offset the effect of changing interest rates through the use of option combinations, swaps and futures designed to neutralize interest rate exposure between the near and longer-dated option positions.

Investment Risk — As with all investments, an investment in the Fund is subject to investment risk. The value of investments, including an investment in the Fund, can go up or down. You could lose money, including the possible loss of the entire principal amount of your investment, over short or long periods of time.

Market Risk — Although the Fund’s investment strategy seeks to minimize the Fund’s exposure to price fluctuations and market risk, there can be no guarantees these strategies will be successful. As a result, the Fund is subject to the market risk associated with its portfolio investments. Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, a security type, an industry, a sector or equity markets as a whole. As a result, the price of the Fund’s investments, and therefore the price of Fund shares, may fluctuate significantly. You could lose money on your investment over short or long periods of time.

New Fund Risk — The Fund is newly organized and the Adviser has not previously managed an ETF registered under the 1940 Act. Accordingly, investors in the Fund bear the risk that the Fund may not employ a successful investment strategy or successfully implement its strategy, and that the Fund may fail to attract sufficient assets under management to realize economies of scale. These factors could have a negative impact on Fund performance and, if they persist over time, could result in the Fund being liquidated. While shareholders would be provided with prior notice of liquidation, liquidation does not require shareholder approval, may occur at a time that may not be favorable for all shareholders and could have negative tax consequences for shareholders.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Shares of the Fund May Trade at Prices Other Than NAV — As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although market prices for Fund shares are expected to closely correspond to the Fund’s net asset value (“NAV”), it is expected that, as with all ETFs, there will be times when the market price of the shares is higher or lower than the NAV of such shares. This may be especially true during periods where the trading volume of Fund shares is low. The risk the Fund may trade at prices other than NAV is heightened in times of market stress or volatility. Secondary market trading in ETF shares may be disrupted or halted because of market conditions or other reasons. In such instances the price of Fund shares could change dramatically and without warning, you may temporarily be unable to purchase or sell shares of the Fund and you may not be able to exit your position during periods of market declines.

Tracking Error Risk — As with all index funds, the performance of the Fund may vary from the performance of its Index. This variation typically results from Fund expenses, imperfect correlation and other differences between the Fund’s investments and the Index constituents, the timing of cash flows in and out of the Fund, and other factors. These and other factors may cause the Fund’s performance to vary substantially from the performance of the Index.

Use of Derivatives Risk — The Fund may invest in derivatives contracts in order to obtain exposure to the growth of the level of the dividends expected to be paid on the securities included in the NASDAQ-100 Index and to manage exposure to interest rate fluctuations. Derivative contracts include options, swaps, forward contracts and futures contracts. Options, swaps, forward contracts and futures contracts are subject to a number of risks described herein, including market risk, leverage risk, correlation risk and liquidity risk. Market risk is described below. Leverage risk is the risk that leverage will amplify the effects of market volatility on the Fund’s share price or cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose money and have a negative impact on the value of your investment.

Performance Information

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Investment Adviser

Reality Shares Advisors, LLC (the “Adviser”).

Portfolio Managers

Eric Ervin, President and CEO of the Adviser, has managed the Fund since its inception.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page XX of the prospectus.

REALITY SHARES U.S. ISOLATED DIVIDEND GROWTH INDEX ETF

Investment Objective

The investment objective of the Reality Shares U.S. Isolated Dividend Growth Index ETF (the “Fund”) is long-term capital appreciation by tracking the performance of the Reality Shares U.S. Isolated Dividend Growth Index (the “Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[	]%
Other Expenses[1]	[	]%
Total Annual Fund Operating Expenses	[	]%

1 Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. The Example does not take into account brokerage commissions that you may pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ XX	$ XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

Reality Shares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, believes that the level of a company’s historical profits and dividends provides a more accurate measure of a company’s potential long-term value than its current stock price. The Adviser’s research shows that U.S. large cap companies which have historically returned profits to their shareholders through dividend distributions have tended to increase the value of those dividend payments over time as economic conditions warrant and business profits expand. Additionally, companies with expanding balance sheets that have previously not paid dividends may also over time return free cash flow to their shareholders in the form of scheduled dividend payments. The Adviser’s research indicates that, largely as a result of these factors and subject to market conditions, the overall level of dividends paid by U.S. large cap companies has, in general, trended upward over time. The Adviser therefore believes that investment strategies based on expectations for dividend growth which isolate the level of a company’s dividends from its stock price can provide attractive long-term returns. Furthermore, since these strategies are based on an expected level of dividend growth, and not the trading price of equity securities, the performance of such strategies should not be directly correlated to broad equity market returns (which are based on the trading prices of equity securities).

Based on this investment philosophy, Reality Shares, Inc., the parent company of the Adviser, developed the Reality Shares U.S. Isolated Dividend Growth Index (the “Index”). The Fund seeks to track the performance of the Index. The Index tracks market expectation of dividend growth conveyed in real-time using bid-ask prices on S&P 500 Index options and options on exchange traded funds (“ETFs”) designed to track the S&P 500 Index.

Many traditional indexes consist of equity securities and are calculated using the respective trading prices of their component equity securities. However, the Index uses a rules-based methodology to construct a portfolio of exchange-listed option contracts on the S&P 500 Index and exchange-listed option contracts on ETFs designed to track the S&P 500 Index, rather than individual stocks. In this manner, the Index reflects a new way to track market expectations for dividend growth conveyed in real-time based on S&P 500 Index options and options on S&P 500 Index ETFs. An option is a type of financial contract in which the purchaser of the contract has the right, but not the obligation, to buy (call) or sell (put) a financial asset, such as an index or ETF, at an agreed-upon price known as the “strike price” during a specific period or on a specific date. The seller of an option contract has a corresponding obligation to sell or buy a financial asset at the strike price during the option period or on the exercise date.

The prices of index and ETF options reflect the market trading prices of the securities included in the underlying index or ETF, as well as market expectations regarding the level of dividends to be paid on such indexes or ETFs during the term of the option. The Index (and the Fund) consists of a series of corresponding near-term and long-term put and call option combinations on the same reference asset (i.e., either an option on the S&P 500 Index or an S&P 500 ETF) with the same strike price. Because option prices reflect both stock price and dividend expectations, they can be used in combination to isolate either price exposure or dividend expectations. The use of near-term and long-term put and call option combinations on the same reference asset with the same strike price, but with different maturities, is designed to gain exposure to the expected dividends reflected in options on the S&P 500 Index and options on ETFs tracking the S&P 500 Index while neutralizing the impact of stock price.

Once established, this portfolio construction of option combinations will accomplish two goals. First, the use of corresponding buy or sell positions on near and long-term options at the same strike price is designed to neutralize underlying stock price movements. In other words, the corresponding “buy” and “sell” positions on the same reference asset are designed to net against each other and eliminate the impact that changes to the stock price of the reference asset would otherwise have on the value of the Index (and Fund). Second, by minimizing the impact of price fluctuations through the construct of the near- and long-term contract combinations, the strategy is designed to isolate market expectations for dividends implied between the near-term and long-term option contracts. Over time, the Index will increase or decrease in value as the dividend spread between the near-term and long-term option combinations increases or decreases as a result of changing market expectations for dividend growth.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending, if any) will be invested in the component securities of its Index. The Fund generally uses a representative sampling investment approach to invest in a sample of the securities included in the Index whose performance characteristics match the general performance characteristics of the Index as a whole. In this manner, the Fund seeks investment results that, before fees and expenses, generally correspond to the performance of Index. The Fund’s investment strategy typically requires the Fund to enter into investment transactions prior to the announcement of the dates on which dividends are to be paid and, therefore, are based on expectations as to the level of future dividends to be paid. As a result, there can be no guarantees that the Fund’s strategies will fully capture the level of dividends actually paid or otherwise be fully successful. To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

In addition, the Fund may invest up to 20% of its total assets (exclusive of collateral held from securities lending, if any) in equity securities and derivative instruments relating to the Index and its component securities that the adviser believes will help the Fund track the Index. For example, the Fund may buy and sell ETFs and, to a limited extent, individual equity securities. The Fund may also invest in a combination of dividend swaps and total return swaps in order to gain exposure to the dividends expected to be paid on securities included in the S&P 500 Index and/or short positions in futures contracts or forward contracts in order to minimize the impact to the Fund’s portfolio of price fluctuations associated with such securities. Because the price of the securities and instruments described above may go up or down as a result of interest rate fluctuations between the date the Fund enters into a transaction and the date the transaction is completed, the Fund may enter into option transactions and interest rate swap transactions designed to minimize the impact of changing interest rates on the value of the Fund’s investments.

The Fund’s transactions in options, swaps, forwards and futures will be backed by investments in investment grade, short-term debt securities and money market instruments. The Fund may also invest in such securities and money market instruments for short-term investment or cash management purposes.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, and may invest a larger percentage of its assets in fewer issuers than a diversified fund.

Principal Risks

As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short or long term periods. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting your investments in the Fund are set forth below.

Dividend Isolation Strategy Risk – Unlike more traditional funds, the Fund does not seek investment returns based on increases in the secondary market trading price of its portfolio investments over short or long periods of time. Instead, the Fund seeks to produce investment returns based on strategies designed to isolate the growth in the level of the dividends expected to be paid on, or otherwise reflected in, the securities in its portfolio. The value of an investment in the Fund is designed to increase as market expectations for the level of expected dividend growth reflected in the Fund’s underlying investments goes up. The value of an investment in the Fund is expected to decrease as market expectation of the level of dividend growth reflected in the Fund’s underlying investments goes down. The value of an investment in the Fund is not intended to track the price returns of U.S. large capitalization securities or general equity market returns. There can be no guarantee that the Fund’s investment strategies will be successful.

Dividend Payout Risk — The level of dividends paid by issuers is not constant and will vary up or down from year to year and quarter to quarter. Companies that have historically paid dividends may lower their dividends or may cease making such payments. The success of the Fund’s strategy is highly dependent on growth in the overall level of dividends paid and positive expectations for future dividend growth. The Fund’s returns can be expected to be lower if the level of expected or actual dividends declines. Dividends may be lower for a variety of reasons, including a decline in the overall economy, lower corporate earnings levels and other factors. Such declines may be unexpected and can be short-term or last for a number of years. Since the value of your investment in the Fund is based largely on the growth in the level of the dividends expected to be paid on the securities included in the S&P 500 Index, decreases in the amount of dividends paid or expected to be paid will adversely affect the value of the Fund and lower your investment return.

Index Risk — Although the Index is designed to track market expectations for dividend growth conveyed in real-time based on S&P 500 Index options and options on S&P 500 Index ETFs, there can be no guarantees the Index will achieve its objective or perform as intended. Calculation errors, delays or errors with respect to underlying Index data, and errors in the Index methodology, among other things, could cause the performance of the Index to vary from its stated objective. In addition, Reality Shares, Inc., the index provider, has limited experience as an index provider. As a result, the performance of the Index could vary from its stated objective.

Interest Rate Risk — The price the Fund pays when purchasing, or receives when selling, options and other derivatives may be based in part on expected future interest rates. If interest rates rise, or are expected to rise, such instruments may become more expensive for the Fund to purchase. This may negatively impact the performance of the Fund. If interest rates fall or are expected to fall, the contract price of options and other derivative contracts held by the Fund may decrease, in which case the Fund would receive a lower price when selling such instruments. Since the Fund seeks to minimize the impact of price fluctuations on the value of its portfolio, in either case the performance of the Fund would be negatively impacted. The Fund will look to offset the effect of changing interest rates through the use of option combinations, swaps and futures designed to neutralize interest rate exposure between the near and longer-dated option positions.

Investment Risk — As with all investments, an investment in the Fund is subject to investment risk. The value of investments, including an investment in the Fund, can go up or down. You could lose money, including the possible loss of the entire principal amount of your investment, over short or long periods of time.

Market Risk — Although the Fund’s investment strategy seeks to minimize the Fund’s exposure to price fluctuations and market risk, there can be no guarantees these strategies will be successful. As a result, the Fund is subject to the market risk associated with its portfolio investments. Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, a security type, an industry, a sector or equity markets as a whole. As a result, the price of the Fund’s investments, and therefore the price of Fund shares, may fluctuate significantly. You could lose money on your investment over short or long periods of time.

New Fund Risk — The Fund is newly organized and the Adviser has not previously managed an ETF registered under the 1940 Act. Accordingly, investors in the Fund bear the risk that the Fund may not employ a successful investment strategy or successfully implement its strategy, and that the Fund may fail to attract sufficient assets under management to realize economies of scale. These factors could have a negative impact on Fund performance and, if they persist over time, could result in the Fund being liquidated. While shareholders would be provided with prior notice of liquidation, liquidation does not require shareholder approval, may occur at a time that may not be favorable for all shareholders and could have negative tax consequences for shareholders.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Shares of the Fund May Trade at Prices Other Than NAV — As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although market prices for Fund shares are expected to closely correspond to the Fund’s net asset value (“NAV”), it is expected that, as with all ETFs, there will be times when the market price of the shares is higher or lower than the NAV of such shares. This may be especially true during periods where the trading volume of Fund shares is low. The risk the Fund may trade at prices other than NAV is heightened in times of market stress or volatility. Secondary market trading in ETF shares may be disrupted or halted because of market conditions or other reasons. In such instances the price of Fund shares could change dramatically and without warning, you may temporarily be unable to purchase or sell shares of the Fund and you may not be able to exit your position during periods of market declines.

Tracking Error Risk — As with all index funds, the performance of the Fund may vary from the performance of its Index. This variation typically results from Fund expenses, imperfect correlation and other differences between the Fund’s investments and the Index constituents, the timing of cash flows in and out of the Fund, and other factors. These and other factors could cause the Fund’s performance to vary substantially from the performance of the Index.

Use of Derivatives Risk — The Fund may invest in derivatives contracts in order to obtain exposure to the growth of the level of the dividends expected to be paid on the securities included in the S&P 500 Index and to manage exposure to interest rate fluctuations. Derivative contracts include options, swaps, forward contracts and futures contracts. Options, swaps, forward contracts and futures contracts are subject to a number of risks described herein, including market risk, leverage risk, correlation risk and liquidity risk. Market risk is described below. Leverage risk is the risk that leverage will amplify the effects of market volatility on the Fund’s share price or cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose money and have a negative impact on the value of your investment.

Performance Information

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Investment Adviser

Reality Shares Advisors, LLC (the “Adviser”).

Portfolio Managers

Eric Ervin, President and CEO of the Adviser, has managed the Fund since its inception.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page XX of the prospectus.

REALITY SHARES ISOLATED DIVIDEND GROWTH ETF

Investment Objective

The Reality Shares Isolated Dividend Growth ETF seeks to produce long term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[	]%
Other Expenses[1]	[	]%
Acquired Fund Fees and Expenses[1]	[	]%
Total Annual Fund Operating Expenses	[	]%

1 Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ XX	$ XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

Reality Shares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, believes that the level of a company’s historical profits and dividends provides a more accurate measure of a company’s potential long-term value than its current stock price. The Adviser’s research shows that those U.S. and foreign companies that have returned profits to their shareholders through dividend distributions have historically tended to increase the level of dividend payments over time as economic conditions warrant and business profits expand. Additionally, companies with expanding balance sheets that have previously not paid dividends may also over time return free cash flow to their shareholders in the form of scheduled dividend payments. The Adviser’s research indicates that, largely as a result of these factors and subject to market conditions, the overall level of dividends paid by U.S. and foreign large cap companies has, in general, trended upward over time. The Adviser therefore believes that investment strategies based on expectations for dividend growth which isolate the level of a company’s dividends from its stock price can provide attractive long-term returns. Furthermore, since these strategies are based on an expected level of dividend growth, and not the trading price of equity securities, the performance of such strategies should not be directly correlated to broad equity market returns (which are based on the trading prices of equity securities).

The Fund is actively managed by the Adviser using proprietary trading strategies designed to isolate and capture the growth in the level of dividends expected to be paid on a portfolio of large-capitalization equity securities listed for trading in the U.S., Europe or Japan, while attempting to minimize the Fund’s exposure to the price fluctuations associated with these securities. These strategies typically require the Fund to enter into investment transactions prior to the dates on which the level of dividends to be paid on such securities is announced and, therefore, are based on market expectations as to the level of future dividends to be paid. As a result, there can be no guarantees that the Adviser’s strategies will fully capture the level of dividends actually paid or otherwise be fully successful.

Under normal circumstances, the Fund generally invests in a combination of exchange-listed options contracts on large capitalization equity indexes and exchange-listed option contracts on ETFs designed to track the performance of large capitalization equity securities listed for trading in the U.S., Europe or Japan. An option is a type of financial contract in which the purchaser of the contract has the right, but not the obligation, to buy (call) or sell (put) a financial asset, such as an index or ETF, at an agreed-upon price known as the “strike price” during a specific period or on a specific date. The seller of an option contract has a corresponding obligation to sell or buy a financial asset at the strike price during the option period or on the exercise date. The Fund may also buy and sell ETFs and individual equity securities.

The prices of index and ETF options reflect the market trading prices of the securities included in the underlying index or ETF, as well as market expectations regarding the level of dividends to be paid on such indexes or ETFs during the term of the option. The Fund consists of a series of corresponding near-term and long-term put and call option combinations on the same reference asset (e.g., an option on an underlying index or ETF) with the same strike price. Because option prices reflect both stock price and dividend expectations, they can be used in combination to isolate either price exposure or dividend expectations. The use of near-term and long-term put and call option combinations on the same reference asset with the same strike price, but with different maturities, is designed to gain exposure to the value of the expected dividends of U.S., European and Japanese large capitalization companies reflected in the underlying index or ETF options while neutralizing the impact of stock price.

Once established, this portfolio construction of option combinations will accomplish two goals. First, the use of corresponding buy or sell positions on near and long-term options at the same strike price is designed to neutralize underlying stock price movements. In other words, the corresponding “buy” and “sell” positions on the same reference asset are designed to net against each other and eliminate the impact that changes to the stock price of the reference asset would otherwise have on the value of the Index (and Fund). Second, by minimizing the impact of price fluctuations through the construct of the near- and long-term contract combinations, the strategy is designed to isolate market expectations for dividends implied between the near-term and long-term option contracts. Over time, the Fund will increase or decrease in value as the dividend spread between the near-term and long-term option combinations increases or decreases as a result of changing market expectations for dividend growth.

The Fund also may invest in dividend swaps, total return swaps, exchange-listed futures contracts and forward contracts designed to capture the growth of the level of dividends expected to be paid on large capitalization equity securities listed for trading in the U.S., Europe or Japan.

Because the price of the securities and instruments described above may go up or down as a result of changes in interest rates between the date the Fund enters into a transaction and the date the transaction is completed, the Fund may enter into interest rate swap and Eurodollar futures contract transactions. The use of interest rate swap and Eurodollar futures contract transactions is intended to minimize the impact of changing interest rates on the value of the Fund’s investments.

The Fund’s transactions in options, swaps, forwards and futures will be backed by investments in investment grade, short-term debt securities and money market instruments. The Fund may also invest in such securities and money market instruments for short-term investment or cash management purposes.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, and may invest a larger percentage of its assets in fewer issuers than a diversified fund. The Fund will not invest 25% or more of its total assets in the securities of a particular industry or group of industries.

The Adviser considers U.S. large capitalization companies to be those with market capitalizations within the range of market capitalizations of the companies included in the S&P 500 Index. As of [        ], 2014, the market capitalizations of companies included in the S&P 500 Index ranged from approximately $[        ] billion to $[        ] billion. The Adviser considers European large capitalization companies to be those with market capitalizations within the range of market capitalizations of the companies included in the Euro Stoxx 50 Index. As of [        ], 2014, the market capitalizations of companies included in the Euro Stoxx 50 ranged from approximately $[        ] billion to $[        ] billion. The Adviser considers Japanese large capitalization companies to be those with market capitalizations within the range of market capitalizations of the companies included in the Nikkei 225 Index. As of [        ], 2014, the market capitalizations of companies included in the Nikkei 225 ranged from approximately $[        ] billion to $[            ] billion.

Principal Risks

As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short or long term periods. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting your investments in the Fund are set forth below.

Active Management Risk — The Fund is actively managed using proprietary investment strategies. As with all actively managed funds, there can be no guarantee the Adviser’s strategies will be successful. As a result, you may lose money on your investment, including the possible loss of the entire principal amount of your investment.

Dividend Isolation Strategy Risk – Unlike more traditional funds, the Fund does not seek investment returns based on increases in the secondary market trading price of its portfolio investments over short or long periods of time. Instead, the Fund seeks to produce investment returns based on strategies designed to isolate the growth in the level of the dividends expected to be paid on, or otherwise reflected in, the securities in its portfolio. The value of an investment in the Fund is designed to increase as market expectations for the level of expected dividend growth reflected in the Fund’s underlying investments goes up. The value of an investment in the Fund is expected to decrease as market expectation of the level of dividend growth reflected in the Fund’s underlying investments goes down. The value of an investment in the Fund is not intended to track the price returns of U.S., European and Japanese large capitalization securities or general equity market returns. There can be no guarantee that the Fund’s investment strategies will be successful.

Dividend Payout Risk — The level of dividends paid by issuers is not constant and will vary from year to year and quarter to quarter. Companies that have historically paid dividends may lower their dividends or may cease making such payments. The success of the Fund’s strategy is highly dependent on growth in the overall level of dividends paid and positive expectations for future dividend growth. The Fund’s returns can be expected to be lower if the level of expected or actual dividends declines. Dividends may be lower than expected for a variety of reasons, including a decline in the overall economy, lower corporate earnings levels and other factors. Such declines may be unexpected and can be short-term or last for a number of years. Since the value of your investment in the Fund is based largely on the growth in the level of the dividends expected to be paid on the U.S., European and Japanese large capitalization equity securities reflected in the Fund’s portfolio, decreases in the amount of dividends paid or expected to be paid will adversely affect the value of the Fund and lower your investment return.

Foreign Securities Risk — Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. Such risks may negatively impact the ability or willingness of non-U.S. companies to issue dividends, which, in turn, may adversely affect the value of the Fund and lower your investment return. Further, such risks may cause the prices of securities issued by non-U.S. companies to decrease to a greater degree than the prices of securities of U.S. companies. If the Fund is unsuccessful in minimizing its exposure to price fluctuations of the foreign securities in which it invests, the price of the Fund’s investments, and therefore the price of Fund shares, could decrease, and you could lose money.

Interest Rate Risk — The price the Fund pays when purchasing, or receives when selling, options and other derivatives may be based in part on expected future interest rates. If interest rates rise, or are expected to rise, such instruments may become more expensive for the Fund to purchase. This may negatively impact the performance of the Fund. If interest rates fall or are expected to fall, the contract price of options and other derivatives contract held by the Fund may decrease, in which case the Fund would receive a lower price when selling such instruments. Since the Fund seeks to minimize the impact of price fluctuations on the value of its portfolio, in either case the performance of the Fund would be negatively impacted. The Fund will look to offset the effect of changing interest rates through the use of option combinations, swaps and futures designed to neutralize interest rate exposure between the near and longer-dated option positions.

Investment Risk — As with all investments, an investment in the Fund is subject to investment risk. The value of investments, including an investment in the Fund, can go up or down. You could lose money, including the possible loss of the entire principal amount of your investment, over short or long periods of time.

Investments in ETFs Risk — The Fund may invest in other ETFs. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds. In addition, Fund shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the ETF.

Investments in Europe Risk — The Fund’s investments in Europe are subject to the political, social or economic disruptions that occur in Europe, even if such disruptions occur in European countries in which the Fund is not invested. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union (“EU”) or debt restructuring. Assistance given to an EU member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events may adversely affect the economic and market environment in Europe, which in turn may adversely affect the price or liquidity of securities issued by European issuers and therefore may adversely affect the Fund and its investments in such securities.

Investments in Japan Risk — The Japanese economy has recently emerged from a prolonged economic downturn. Since 2000, Japan’s economic growth rate has remained relatively low. Its economy is characterized by government intervention and protectionism, an unstable financial services sector and relatively high unemployment. Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s economy overall and may negatively affect the Fund’s investment. Japan’s economy is also closely tied to its two largest trading partners, the U.S. and China. Economic volatility in either nation may create volatility for Japan’s economy as well. Additionally, as China has increased its role with Japan as a trading partner, political tensions between the countries has become strained. Any increase or decrease in such tension may have consequences for investment in Japanese issuers.

In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.

Market Risk — Although the Fund’s investment strategy seeks to minimize the Fund’s exposure to price fluctuations and market risk, there can be no guarantees these strategies will be successful. As a result, the Fund is subject to the market risk associated with its portfolio investments. Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, a security type, an industry, a sector or equity markets as a whole. As a result, the price of the Fund’s investments, and therefore the price of Fund shares, may fluctuate significantly. You could lose money on your investment over short or long periods of time.

New Fund Risk — The Fund is newly organized and the Adviser has not previously managed an ETF registered under the 1940 Act. Accordingly, investors in the Fund bear the risk that the Fund may not employ a successful investment strategy or successfully implement its strategy, and that the Fund may fail to attract sufficient assets under management to realize economies of scale. These factors could have a negative impact on Fund performance and, if they persist over time, could result in the Fund being liquidated. While shareholders would be provided with prior notice of liquidation, liquidation does not require shareholder approval, may occur at a time that may not be favorable for all shareholders and could have negative tax consequences for shareholders.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Shares of the Fund May Trade at Prices Other Than NAV — As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although market prices for Fund shares are expected to closely correspond to the Fund’s net asset value (“NAV”), it is expected that, as with all ETFs, there will be times when the market price of the shares is higher or lower than the NAV of such shares. This may be especially true during periods where the trading volume of Fund shares is low. The risk the Fund may trade at prices other than NAV is heightened in times of market stress or volatility. Secondary market trading in ETF shares may be disrupted or halted because of market conditions or other reasons. In such instances the price of Fund shares could change dramatically and without warning, you may temporarily be unable to purchase or sell shares of the Fund and you may not be able to exit your position during periods of market declines.

Use of Derivatives Risk — The Fund may invest in derivatives contracts in order to obtain exposure to the growth of the level of the dividends expected to be paid on a portfolio of U.S., European and Japanese large capitalization equity securities and to manage exposure to interest rate fluctuations. Derivative contracts include options, swaps, forward contracts and futures contracts. Options, swaps, forward contracts and futures contracts are subject to a number of risks described herein, including market risk, leverage risk, correlation risk and liquidity risk. Market risk is described below. Leverage risk is the risk that leverage will amplify the effects of market volatility on the Fund’s share price or cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose money and have a negative impact on the value of your investment.

Performance Information

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Investment Adviser

Reality Shares Advisors, LLC (the “Adviser”).

Portfolio Managers

Eric Ervin, President and CEO of the Adviser, has managed the Fund since its inception.

For important information about the purchase and sale of Fund shares, taxes and financial intermediary compensation, please turn to “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page XX of the prospectus.

Summary Information about the Purchase and Sale of Fund Shares, Taxes

Purchase and Sale of Fund Shares

As with all ETFs, individual Fund shares are listed on national securities exchanges, are bought and sold through broker-dealers and may not be purchased or redeemed directly with the Funds. Fund shares trade in the secondary market at market prices, which may be different from the Fund’s per share net asset value (“NAV”). As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions or other charges when buying or selling shares of the Fund through a broker-dealer.

The Funds issue and redeem shares at NAV only in large blocks of 25,000 shares or more (“Creation Units”) and only with large institutional investors that have entered into an agreement with the Funds’ distributor in exchange for the deposit or delivery of a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.

Tax Information

The Funds’ distributions are taxable and will generally be taxed as ordinary income or capital gains.

More Information About the Funds’ Investment Objectives, Strategies and Risks

The Funds’ Investment Objectives

The Funds’ investment objectives are as follows:

•

The investment objective of the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF is long-term capital appreciation by tracking the performance of the Reality Shares NASDAQ-100 Isolated Dividend Growth Index.

•

The investment objective of the Reality Shares U.S. Isolated Dividend Growth Index ETF is long-term capital appreciation by tracking the performance of the Reality Shares U.S. Isolated Dividend Growth Index.

•	The investment objective of the Reality Shares Isolated Dividend Growth ETF is to seek to produce long term capital appreciation.

Each Fund’s investment objective is non-fundamental and may be changed by the Fund’s board of trustees (the “Board”) without shareholder approval.

The Funds’ Principal Investment Strategies

The principal investment strategies of each Fund are described in the “Principal Investment Strategies” section for each Fund earlier in this prospectus. Below is additional information about the principal investment strategies of each Fund and the securities and other instruments that a Fund may purchase or sell in connection with its principal investment strategies.

Each Fund intends to enter into derivative transactions. A derivative is an instrument that derives its value from an underlying reference asset, such as an index, ETF or rate. Options and swaps are two types of derivatives.

Each Fund intends to enter into option contracts. An option is a type of financial contract in which the purchaser of the contract has the right, but not the obligation, to buy or sell a financial asset, such as an index or ETF, at an agreed-upon price known as the “strike price” during a specific period or on a specific date. A Fund may buy (i.e., hold a “long” position in) and sell (i.e., hold a “short” position in) put and call options. A put option gives the purchaser of the option the right to sell, and the issuer of the option the obligation to buy, the underlying security or index during the option period. A call option gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security or index during the option period.

Each Fund intends to engage in swap transactions. In a typical swap transaction, the parties agree to make future payments to each other based on the change in value a specified rate, index, or asset. Swap transactions are usually done on a net basis, the Fund receiving or paying only the net amount of the two payments. In a typical dividend swap transaction, a Fund would pay the swap counterparty a premium and would be entitled to receive the value of the actual dividends paid on the subject index during the term of the swap contract. In a typical total return swap, a Fund would pay the swap counterparty a premium and would be entitled to receive the total return of the underlying index, consisting of dividends and capital appreciation or depreciation. A Fund also may engage in interest rate swap transactions. In a typical interest rate swap transaction one stream of future interest payments is exchanged for another. Such transactions often take the form of an exchange of a fixed payment for a variable payment based on a future interest rate.

A Fund also may invest in exchange-listed futures contracts and forward contracts. A listed futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset at a specified future date and price. A forward contract involves the obligation to purchase or sell a either a specified financial asset or the cash equivalent of said asset at a future date at a price set at the time of the contract.

The Reality Shares Isolated Dividend Growth ETF may, from time to time, invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with its investment objective in attempting to respond to adverse market, economic, political or other conditions. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity to pursue its investment objective.

This prospectus describes the Funds’ principal investment strategies and risks, and the Funds will normally invest in the types of securities described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund may invest in other securities, or use other investment strategies to a lesser extent. These investments and strategies are described in detail in the Funds’ Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus).

As with all investments, there is no guarantee that a Fund will achieve its investment goal.

The Funds’ Principal Risks

Investing in a Fund involves risk. There is no guarantee that a Fund will achieve its goals. In fact, no matter how good a job the Fund’s investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

Although each Fund’s strategy is designed to produce returns based on the level of expected dividends and to minimize the impact of price fluctuations (up or down) on the value of the Fund’s portfolio, there is no guarantee this strategy will be successful. The value of your investment in a Fund is based on the value of the securities and other instruments the Fund holds. These prices change daily due to economic and other events that affect particular companies and the market as a whole. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities and other instruments a Fund owns and the markets in which it trades. The impact on a Fund of a change in the value of a single security or other instrument will depend in part on how widely the Fund diversifies its holdings.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Use of Derivatives Risk — Each Fund intends to invest in derivatives. Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include options, swaps, futures contracts and forward contracts. The primary risk of derivative instruments is that changes in the market value of securities held by the Funds, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Funds to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Funds will cause the value of your investment in the Funds to decrease. Forward Contracts Risk, Futures Contracts Risk, Options Risk, and Swap Agreements Risk are each discussed below in further detail.

The Adviser believes that the level of a company’s historical profits and dividends provides a more accurate measure of a company’s potential long-term value than its current stock price. The Adviser’s research shows that U.S. large cap companies which have historically returned profits to their shareholders through dividend distributions have tended to increase the value of those dividend payments over time as economic conditions warrant and business profits expand. Additionally, companies with expanding balance sheets that have previously not paid dividends may also over time return free cash flow to their shareholders in the form of scheduled dividend payments. The Adviser’s research indicates that, largely as a result of these factors and subject to market conditions, the overall level of dividends paid by U.S. large cap companies has, in general, trended upward over time. The Adviser therefore believes that investment strategies based on expectations for dividend growth which isolate the level of a company’s dividends from its stock price can provide attractive long-term returns. Furthermore, since these strategies are based on an expected level of dividend growth, and not the trading price of equity securities, the performance of such strategies should not be directly correlated to broad equity market returns.

ETF Shares Trading Risk — Shares of each Fund typically trade at prices that differ from (and can be below) their net asset values (“NAV”). The NAV of Fund shares will fluctuate with changes in the market value of the Fund’s holdings, and the exchange-traded prices of Fund shares may not fully reflect these market values. These differences may be more pronounced for newer or smaller ETFs, for ETFs that own less liquid securities or in certain market conditions. For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid or volatile markets. These price fluctuations may be significant. There can be no assurance that an active trading market for Fund shares will develop or be maintained. Shares of each Fund are listed on national securities exchanges (each, an “Exchange”). An unanticipated early closing of an Exchange may result in your inability to buy or sell shares of the Fund on that day. An Exchange may halt trading in Fund shares because of market conditions or other reasons. You may temporarily be unable to purchase or sell shares of the Fund if a trading halt occurs.

Forward Contracts Risk — Each Fund may invest in forward contracts. A forward contract involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required) at a price set at the time of the contract. This date may be any fixed number of days from the date of the contract agreed upon by the parties. Forward contracts are not traded on exchanges. Instead, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security for the Fund’s account. Risks associated with forwards may include: (i) imperfect correlation between the movement in the prices of forward contracts and the securities or currencies underlying them; (ii) liquidity risk; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they may involve a high degree of leverage.

Futures Contracts Risk — Each Fund may invest in futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price set at the time of contract (with or without delivery required). The use of futures contracts is subject to a number of risks, including: (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they may involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Funds may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Investments in ETFs Risk — Each Fund may purchase shares of or interests in other ETFs. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments held by the ETF. ETF shares typically trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETF’s shares). These differences may be more pronounced for newer or smaller ETFs, for ETFs that own less liquid securities or in certain market conditions. For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid or volatile markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly.

Options Risk — Each Fund utilizes various options strategies, and, therefore, each Fund is subject to options risk. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. For example, an option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Swap Agreements Risk — Each Fund engages in swap transactions and is therefore subject to swap agreements risk. Swaps are agreements in which two parties agree to exchange future payments based on a rate, index, instrument or other asset at a predetermined amount. The risks of swaps include: (i) an imperfect correlation between the movement in prices of the dividend swap and the dividends paid by stocks underlying them; (ii) lack of liquidity; (iii) difficulty in obtaining an accurate value for the swaps; and (iv) the risk that the counterparty to the swap will default or otherwise fail to honor its obligation. Dividend swaps are also subject to Dividend Payout Risk, which is described in the “Principal Risks” section of this Prospectus for each Fund. For example, issuers of the stocks underlying the dividend swap could choose to return capital to their shareholders through means other than dividends, such as return of capital or share buybacks. Further, an issuer of a stock underlying the dividend swap could purchase or be purchased by another company, which could affect their decisions on whether to issue dividends to shareholders.

Information about Portfolio Holdings

A description of the Funds’ policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI. [Website information to be inserted.]

Investment Adviser, Portfolio Manager and Index Provider

Investment Adviser

Reality Shares Advisors, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Adviser’s principal place of business is located at 402 West Broadway, Suite 2800, San Diego, California 92101. The Adviser has served as the investment adviser of each Fund since its inception.

Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters. For its services to each Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of the average daily net assets of each Fund, as set forth below:

Fund	Advisory Fee
Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF	[ ]%
Reality Shares U.S. Isolated Dividend Growth Index ETF	[ ]%
Reality Shares Isolated Dividend Growth ETF	[ ]%

Under the Investment Advisory Agreement for each Fund, the Adviser has agreed to pay generally all expenses of each Fund. For a detailed description of the Investment Advisory Agreement for each Fund, please see the section of the SAI entitled “The Adviser.”

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory agreement will be available in the Funds’ initial annual report.

Portfolio Manager

The portfolio manager currently responsible for the day-to-day management of the Fund’s portfolio is Eric Ervin, President and CEO of the Adviser. Prior to founding the Adviser in 2013, he spent 14 years building the Ervin Miller Group wealth management franchise at Morgan Stanley Smith Barney. Mr. Ervin is a Certified Financial Planner practitioner, and a Chartered Financial Consultant.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and his ownership, if any, of securities in the Funds.

Index Provider

Reality Shares, Inc. (the “Index Provider”) is the parent company of the Adviser and is located at 402 West Broadway, Suite 2800, San Diego, California 92101. The Index Provider publishes the Reality Shares NASDAQ-100 Isolated Dividend Growth Index and Reality Shares U.S. Isolated Dividend Growth Index (each, and “Index” and together, the “Indexes”).

The Index Provider, the Adviser and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to achieve their respective goals or otherwise gain exposure to the dividends or dividend growth to which they are designed to gain exposure. The Index Provider has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. The Funds, the Adviser and the Index provider do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation.

Purchasing and Selling Fund Shares

Most investors will buy and sell shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded security. When buying or selling shares through a broker, you will incur customary brokerage commissions and other charges. The price at which you buy or sell Fund shares (i.e., the market price) may be more or less than the NAV of the shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in a Fund and no minimum number of shares you must buy when buying or selling shares in secondary market transactions. Shares of a Fund may be purchased or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the SAI.

Shares of the Funds are listed on the Exchanges under the following symbols:

Fund	Exchange	Symbol
Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF	The NASDAQ Stock Market	[____]
Reality Shares U.S. Isolated Dividend Growth ETF	NYSE Arca, Inc.	[____]
Reality Shares Isolated Dividend Growth ETF	NYSE Arca, Inc.	[____]

The Exchanges are generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling shares, please contact your broker or dealer.

Share Trading Prices. The trading prices of a Fund’s shares may differ from the Fund’s daily NAV and are expected to vary based on a number of factors. These factors include supply and demand for the Fund’s shares, the level of dividends paid on the Fund’s portfolio securities, the prices of the Fund’s portfolio securities, economic conditions, the existence of market disruptions and other factors. The Exchanges or another market information provider will disseminate the approximate value of a Fund’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner, or at the same time, as the NAV, which is computed once a day. A Fund is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

Frequent Purchases and Redemptions of Fund Shares

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds’ shares. As ETFs, the Funds sell and redeem their shares at NAV only in Creation Units to authorized participants that have entered into an agreement with the Funds’ distributor (“Authorized Participants”). Purchases and redemptions of Creation Units by Authorized Participants are essential to keeping the market price of Fund shares at or close to their NAV and therefore frequent purchases and redemptions of Creation Units are not discouraged. Frequent purchases and redemptions of Creation Units for cash may increase portfolio transaction costs and may lead to realization of capital gains. To minimize these consequences, the Funds impose a transaction fee on such Creation Unit transactions that is designed to offset the transfer and other transaction costs the Funds incur.

Pricing of Fund Shares

Each Fund will calculate its NAV by: (i) taking the current market value of its total assets; (ii) subtracting any liabilities; and (iii) dividing that amount by the total number of Shares outstanding. Each Fund will calculate NAV once each day the New York Stock Exchange (the “NYSE”) is open as of the regularly scheduled close of trading on the NYSE (normally, 4:00 p.m., Eastern Time).

In calculating a Fund’s NAV per Share, a Fund’s investments will be valued in accordance with procedures approved by the Board of Trustees of Reality Shares ETF Trust (the “Trust”). These procedures, which may be changed by the Board from time to time, generally require investments to be valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker or dealer, (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker or dealer or (iii) based on amortized cost. The Trust may use various pricing services, or discontinue the use of any pricing service, as determined by the Board from time to time. Each Fund’s daily NAV can be found at www.realityshares.com.

The Trust will generally value exchange listed securities and options on such securities at market closing prices. Market closing prices are generally determined on the basis of last reported sales prices, or if no sales are reported, based on the last reported quotes. The Trust will generally value listed futures and options on futures at the settlement price determined by the applicable exchange. Non-exchange-traded derivatives, such as swap transactions, will normally be valued on the basis of quotations or equivalent indication of value supplied by a pricing service or major market makers or dealers. Fixed income securities generally are valued based on prices provided by independent pricing services, which may use valuation models or matrix pricing to determine current value. The Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less.

In the event that current market valuations are not readily available or the Trust or Adviser believes such valuations do not reflect current market value, the Trust’s procedures require that a security’s fair value be determined. In determining such value, the Trust or the Adviser may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Fund’s index provider). In these cases, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Dividends and Distributions

The Funds distribute their net investment income, if any, [quarterly], and make distributions of their net realized capital gains, if any, annually. Brokers may make available to their customers who are also Fund shareholders the DTC book-entry dividend reinvestment service. You should contact your broker to determine the availability and costs of this service. Brokers may require you to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income (which may include a return of capital) and net realized gains will be automatically reinvested in additional whole shares of the distributing Fund purchased in the secondary market. Without this service, you would receive your distributions in cash.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The Funds are treated as separate entities for federal tax purposes, and intend to qualify for the special tax treatment afforded to regulated investment companies. As long as the Funds qualify for treatment as a regulated investment companies, they pay no federal income tax on the earnings they timely distribute to shareholders.

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Funds may be taxable whether or not you reinvest them. Dividend distributions, including distributions of short-term capital gains are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

The Funds may receive dividend income from direct investments in the equity securities of issuers of certain indexes such as the NASDAQ-100, S&P 500, Euro Stoxx 50, Nikkei 225, as well as from investments in ETFs designed to track the performance of such indexes. A Fund may be eligible to distribute such dividend income as qualified dividend income when received by individual shareholders or eligible for the dividends-received deduction when received by corporate shareholders, subject to certain limitations. A Fund’s investments in derivative instruments, such as option contracts or swaps tied to dividend returns, however, generally would not generate income eligible to be treated as qualified dividend income when received by individual shareholders or be eligible for the dividends-received deduction when received by corporate shareholders. Therefore, even though the Funds are designed to isolate the level of expected dividends on equity securities, the Funds’ use of derivative instruments means that the Funds may not generate income eligible to be treated as qualified dividend income or eligible for the dividend-received deduction.

The sale of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund’s shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally is required to be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

Your broker should inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

The Funds may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds’ ability to recognize losses. In turn, these rules may affect the amount, timing or character of distributions you receive from the Funds. In addition, there is uncertainty regarding characterization of such complex securities with respect to the income and asset diversification tests applicable to the Funds’ qualification as regulated investment companies. If the Internal Revenue Service (“IRS”) were to issue public guidance that results in an adverse determination relating to the treatment of the Funds’ investments in such complex securities, the Funds may likely need to significantly change their investment strategies, which could adversely affect the Funds. If the Funds fail to qualify as regulated investment companies, they would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and their distributions would generally be taxable as dividends. Please see the SAI for a more detailed discussion, including the availability of relief for certain de minimis failures by the Funds to qualify as regulated investment companies.

Beginning January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of the Funds). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Unless you fall within certain exceptions, the custodian, broker or other administrative agent holding your shares in the Funds on your behalf must report to the IRS and furnish to you the cost basis information for shares of a Fund. In addition to reporting the gross proceeds from the sale of shares of a Fund, you will receive cost basis information for such shares, which will indicate whether these shares had a short-term or long-term holding period. For each sale of shares of a Fund, you are to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the custodian, broker or other administrative agent holding your shares in the Fund will use a default cost basis method they have chosen, which should have been communicated to you. The cost basis method elected by you (or the cost basis method applied by default) for each sale of shares of a Fund may not be changed after the settlement date of each such sale. You should consult with your tax advisor to determine the best IRS-accepted cost basis method for your tax situation and to obtain more information about how cost basis reporting applies to you.

A U.S. withholding tax at a 30% rate will be imposed on dividends beginning after June 30, 2014 (and proceeds of sales in respect of Funds shares received by Funds shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income and capital gains distribution from the Funds, until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account. Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Funds.

A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any net amount of cash received by the purchaser in the exchange and (ii) the sum of the purchaser’s aggregate basis in the securities surrendered and any net amount of cash paid for the Creation Units. A person who redeems Creation Units and receives securities in-kind from the Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax adviser with respect to these matters.

Additional important information about taxes is in the SAI.

Premium/Discount Information

Information showing the number of days the end of day market price of each Fund’s Shares was greater than the Fund’s NAV (i.e., a “premium”) and the number of days it was less than the Fund’s NAV (i.e., a “discount”) for various time periods is available by visiting the Funds’ website at [insert website].

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

Financial Highlights

Because the Funds have not commenced operations as of the date of this prospectus, financial highlights are not available.

Additional Information

The Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (The NASDAQ OMX Group, Inc., collectively with its affiliates, is referred to as “NASDAQ OMX”). NASDAQ OMX has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF. NASDAQ OMX makes no representation or warranty, express or implied to the owners of the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF or any member of the public regarding the advisability of investing in securities generally or in the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. NASDAQ OMX’s only relationship to Reality Shares Advisors, LLC (“Reality Shares”) is in the licensing of the NASDAQ®, OMX®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and the use of the NASDAQ-100 Index® which is determined, composed and calculated by NASDAQ OMX without regard to Reality Shares or the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF. NASDAQ OMX has no obligation to take the needs of Reality Shares or the owners of the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF into consideration in determining, composing or calculating the NASDAQ-100 Index®. NASDAQ OMX is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF to be issued or in the determination or calculation of the equation by which the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF is to be converted into cash. NASDAQ OMX has no liability in connection with the administration, marketing or trading of the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF.

NASDAQ OMX does not guarantee the accuracy and/or uninterrupted calculation of the NASDAQ-100 index® or any data included therein. NASDAQ OMX makes no warranty, express or implied, as to results to be obtained by Reality Shares, owners of the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF, or any other person or entity from the use of the NASDAQ-100 Index® or any data included therein. NASDAQ OMX makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the NASDAQ-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall NASDAQ OMX have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

REALITY SHARES ETF TRUST

Investment Adviser

Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, California 92101

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Legal Counsel

Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

More information about the Funds is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated [Insert Date], includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: These reports list the Funds’ holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  855-595-0240

By Mail:           402 W Broadway, 28th Fl, San Diego, CA 92101

By Internet:      www.realityshares.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about Reality Shares ETF Trust, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22911.

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Preliminary Statement of Additional Information Dated February 6, 2014

STATEMENT OF ADDITIONAL INFORMATION

REALITY SHARES NASDAQ-100 ISOLATED DIVIDEND GROWTH INDEX ETF

TICKER SYMBOL	PRINCIPAL U.S. LISTING EXCHANGE
[ ]	THE NASDAQ STOCK MARKET

REALITY SHARES U.S. ISOLATED DIVIDEND GROWTH INDEX ETF

TICKER SYMBOL	PRINCIPAL U.S. LISTING EXCHANGE
[ ]	NYSE ARCA, INC.

REALITY SHARES ISOLATED DIVIDEND GROWTH ETF

TICKER SYMBOL	PRINCIPAL U.S. LISTING EXCHANGE
[ ]	NYSE ARCA, INC.

each, a series of Reality Shares ETF Trust

[Date], 2013

Investment Adviser:

Reality Shares Advisors, LLC

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the Reality Shares ETF Trust (the “Trust”) and the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF, the Reality Shares U.S. Isolated Dividend Growth Index ETF and the Reality Shares Isolated Dividend Growth ETF (each a “Fund” and together, the “Funds”). This SAI is incorporated by reference into and should be read in conjunction with the Funds’ prospectus (the “Prospectus”) dated [Date], 2013. Capitalized terms not defined herein are defined in the prospectus. Shareholders may obtain copies of the Funds’ prospectus or Annual Report, when available, free of charge by writing to the Trust at 402 W Broadway, 28th Fl, San Diego, CA 92101, or by calling the Trust at (855) 595-0240.

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware statutory trust on March 26, 2013. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three (3) investment portfolios: the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF, the Reality Shares U.S. Isolated Dividend Growth Index ETF and the Reality Shares Isolated Dividend Growth ETF (each, a “Fund” and together, the “Funds”). Each Fund is classified as “non-diversified” and, therefore, may invest in relatively fewer issuers and is not required to meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of each Fund belong to that Fund. Each Fund has its own assets and liabilities. Additional series and/or classes may be created from time to time.

The shares of the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF are listed on The NASDAQ Stock Market and the shares of the Reality Shares U.S. Isolated Dividend Growth Index ETF and Reality Shares Isolated Dividend Growth ETF are listed on the NYSE Arca, Inc. (together with The NASDAQ Stock Market, the “Exchanges” and each, an “Exchange”). The shares of each Fund will trade on its Exchange, and other secondary markets, at market prices that may be below, at, or above the net asset value (“NAV”) of such Fund. Each Fund issues and redeems shares at NAV only in aggregated lots of 25,000 shares or more (each, a “Creation Unit”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of Reality Shares Advisors, LLC (the “Adviser”), the Funds’ investment adviser, such investments or investment practices will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of such Fund’s investment objective.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

EQUITY SECURITIES—Equity securities, such as common stock, represent ownership interests in a company. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Further, fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds may purchase and sell equity securities in various ways, including through registered exchanges in the U.S. or the over-the-counter market.

The different types of equity securities in which the Funds may invest are described in more detail below:

FIXED INCOME SECURITIES—Although the Funds do not intend to invest in fixed income instruments (other than investments in short-term commercial paper and money market instruments) each Fund reserves the right to invest a limited portion of its assets in fixed income investments. Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund’s net asset value.

Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (known as “credit risk”) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as “market risk”). Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest and do not guarantee the yield or value of the securities or the yield or value of such Fund’s shares.

NON-U.S. SECURITIES—The Isolated Dividend Growth ETF may invest in non-U.S. securities and derivatives that provide exposure to such securities. Non-U.S. securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject the Isolated Dividend Growth ETF to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices that differ from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of the Fund’s investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar. The Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

FORWARD FOREIGN CURRENCY CONTRACTS—The Isolated Dividend Growth ETF may invest in forward foreign currency contracts. A forward foreign currency contract is a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required). The length of the contract may be any fixed number of days from the date of the contract agreed upon by the parties. The price at which the transaction occurs is set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party’s profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by “rolling” it over prior to the originally scheduled settlement date.

Transaction Hedging. Transaction hedging is when a Fund enters into a currency transaction with respect to specific assets or liabilities of such Fund, which generally arises in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Funds may enter into transaction hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of the foreign currency involved in the underlying security transaction.

Position Hedging. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency (called “position hedging”). A Fund may use position hedging when the advisers reasonably believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Funds may engage in non-deliverable forward transactions. A non-deliverable forward transaction is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed-upon foreign exchange rate on an agreed-upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty would typically agree to net the settlement by making a payment in U.S. dollars equal to the difference in value between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed-upon future date.

Under definitions recently adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments need to be exchange-traded and centrally cleared. These changes are expected to reduce counterparty/credit risk as compared to bilaterally negotiated contracts.

Open positions in forwards will be covered by the segregation or “earmarking” of assets determined to be liquid, and are marked to market daily, in accordance with the Funds’ policies and procedures.

Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

Currency transactions are subject to risks different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or reference asset at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made, and generally contracts are closed out prior to the expiration date of the contract.

A Fund may use futures contracts and related options for hedging, risk management or other purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: (i) attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; (ii) attempting to minimize fluctuations in foreign currencies; (iii) attempting to gain exposure to a particular market, index or instrument; or (iv) other risk management purposes. A Fund may use futures contracts for cash equitization purposes, which allows such Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

When a Fund purchases or sells a futures contract, or sells an option thereon, such Fund is required to “cover” its position as required by the 1940 Act. A Fund may “cover” its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, a Fund will earmark on the books of such Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also “cover” its long position in a futures contract by taking a short position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. A Fund may “cover” its short position in a futures contract by taking a long position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

A Fund may “cover” its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will earmark on the books of such Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also “cover” its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. A Fund may “cover” its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, such Fund will earmark on its books or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also “cover” its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund’s use of futures contracts and options on futures contracts, including the following: (i) the success of a hedging strategy may depend on the advisers’ ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures contracts. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the U.S. Commodity Futures Trading Commission (“CFTC”). As a result of recent amendments to rules under the Commodity Exchange Act (“CEA”) by the CFTC, a Fund must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a “commodity pool operator” (“CPO”). Consistent with the CFTC’s new regulations, the Trust, on behalf of the Funds, has claimed an exclusion from the definition of the term CPO under the CEA and, therefore, the Funds are not subject to registration or regulation as CPOs under the CEA. As a result, the Funds will operate within certain guidelines and restrictions with respect to their use of futures, options and certain swaps.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Each Fund may invest up to 15% of its net assets in illiquid securities. If, subsequent to purchase, a security held by a Fund becomes illiquid, such Fund may continue to hold the security. Because of their illiquid nature, illiquid securities generally must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price that such Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Adviser determines the liquidity of a Fund’s investments. In determining liquidity, the Adviser may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security and the ability to assign or offset the rights and obligations of the security).

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and real estate investment trusts (“REITs”), represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Other investment companies are continuously offered at net asset value, but may also be traded in the secondary market at a premium or discount to their net asset value.

Generally, the federal securities laws limit the extent to which the Funds can invest in securities of other investment companies, subject to certain exceptions. For example, a Fund is prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, subject to certain exceptions. Pursuant to Rule 12d1-1 under the 1940 Act, the Funds may invest in one or more affiliated or unaffiliated investment companies that comply with Rule 2a-7 under the 1940 Act (to the extent required by Rule 12d1-1), in excess of the limits of Section 12(d)(1)(A) of the 1940 Act.

A Fund may invest in other investment companies, including those managed by the Adviser, to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Exchange-Traded Funds (“ETFs”). ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are listed and traded on national securities exchanges at market prices. ETF shares typically trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETF’s shares). These differences may be more pronounced for newer or smaller ETFs, for ETFs that own less liquid securities or in certain market conditions. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly.

MONEY MARKET SECURITIES—Money market securities include: (i) short-term U.S. Government securities; (ii) custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (iii) commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody’s, or determined by the Adviser to be of comparable quality at the time of purchase; (iv) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (v) repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI. The Funds may invest in money market securities for cash management purposes or as collateral or “cover” in connection with derivative transactions. The Reality Shares Isolated Dividend Growth ETF may invest in money market securities in order to take temporary defensive measures.

OPTIONS—Each Fund intends to purchase and write put and call options on equity indices and index-based ETFs. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The price paid to the writer of an option is referred to as the “premium.” The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Isolated Dividend Growth ETF may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be “covered” as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be “covered” as required by the 1940 Act.

A Fund may write (i.e., sell) “covered” call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. A Fund may engage in a covered call option writing (selling) program in an attempt to generate additional income or provide a partial hedge to another position of such Fund. A call option is “covered” if a Fund either owns the underlying instrument or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that instrument. The underlying instruments of such covered call options may consist of individual equity securities, pools of equity securities, ETFs or indices. The writing of covered call options is a more conservative investment technique than writing of naked or uncovered options, but capable of enhancing a Fund’s total return. When a Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, a Fund retains the risk of loss from a decline in the value of the underlying security during the option period. Although a Fund may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to such Fund. If such an option expires unexercised, a Fund realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by a Fund.

When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option will generally expire without being exercised and such Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, such Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, such Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. First, OTC options are transacted directly with dealers and not with a clearing corporation and therefore entail the risk of non-performance by the dealer. In addition, OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date of the option.

Risks. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the underlying securities; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. A Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the advisers. The repurchase agreements entered into by a Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The advisers monitor compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. At times, the investments of each of the Funds in repurchase agreements may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the advisers, as applicable, pursuant to guidelines adopted by the Board. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the security, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act. Each Fund may invest up to 15% of its net assets in restricted securities.

REVERSE REPURCHASE AGREEMENTS—Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by a Fund. At the time a Fund enters into a reverse repurchase agreement, it will earmark on its books or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by a Fund may increase such Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, a Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

SECURITIES LENDING—Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). Each Fund will not lend portfolio securities to its advisers or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund.

A Fund may pay a part of the interest earned from the investment of collateral or other fee to an unaffiliated third party for acting as such Fund’s securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of a registered money market fund, or of an unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act to the extent required by the 1940 Act. Such money market funds might not seek or be able to maintain a stable $1.00 per share net asset value.

The investment of cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by a Fund, and such Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

SHORT SALES—Short sales may be used by the Funds as part of their overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either “uncovered” or “against the box.” Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A short sale is “against the box” if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or place in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise “cover” the Fund’s short position as required by the 1940 Act.

The use of short sales may effectively result in a Fund having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on a Fund’s share price and make such Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

SWAP TRANSACTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these or various other rates, securities, instruments, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations are generally equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate and the other party makes payments calculated with reference to a specified floating interest rate, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap: (i) to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; (ii) to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; (iii) to hedge an existing position; (iv) to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or (v) for various other reasons.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a “master agreement.” In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements’ counterparties on a “net basis.” Consequently, a Fund’s current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the “net amount”). A Fund’s current obligation under a swap agreement will be accrued daily (offset against any amounts owed to such Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be “covered”

as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund’s total assets.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the potential volatility of the specific index rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement, a Fund is obligated to make a payment to the counterparty, such Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if such Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty’s creditworthiness. If a counterparty defaults, a Fund’s risk of loss will consist of any payments that such Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that the advisers believe to be creditworthy. In addition, a Fund will earmark on its books or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement or will otherwise “cover” its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Fannie Mae, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, the Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

Receipts. Receipts are interests in separately-traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry systems known as STRIPS and TRs.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities; that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that, in the event of a default prior to maturity, there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.

INFORMATION ABOUT THE INDEXES

A description of the Reality Shares NASDAQ-100 Isolated Dividend Growth Index and the Reality Shares U.S. Isolated Dividend Growth Index (each, an “Index” and together, the “Indexes”) on which the Reality Shares NASDAQ-100 Isolated Dividend Growth ETF and Reality Shares U.S. Isolated Dividend Growth ETF, respectively, is based is provided in the Prospectus under “Principal Investment Strategies.” Additional information about each Index, including the components and weightings of the Indexes, as well as the rules that govern inclusion and weighting in each of the Indexes, is available at www.realityshares.com.

Description of the Indexes

The Reality Shares NASDAQ-100 Isolated Dividend Growth Index is comprised of options based on the NASDAQ-100 Index and options on ETFs designed to track the NASDAQ-100 Index rather than individual stocks. The Index uses the options in combination to isolate exposure to the dividends expected to be paid on the securities included in the NASDAQ-100 Index. By combining both put and call combinations with the same strike price, on the same reference asset, but different maturities, the Index isolates the current market value of the dividends expected to be paid between the two maturities. Each option in the Index is paired with an offsetting long/short position to neutralize stock price movements. As a result, the Index reflects the current market expectation of dividend appreciation or depreciation.

The Reality Shares U.S. Isolated Dividend Growth Index is comprised of options based on the S&P 500 Index and options on ETFs designed to track the S&P 500 Index rather than individual stocks. The Index uses the options in combination to isolate exposure to the expected dividends reflected in options on the S&P 500 Index and options on ETFs tracking the S&P 500 Index. By combining both put and call combinations with the same strike price, on the same reference asset, but different maturities, the Index isolates the current market value of the dividends expected to be paid between the two maturities. Each option in the Index is paired with an offsetting long/short position to neutralize stock price movements. As a result, the Index reflects the current market expectation of dividend appreciation or depreciation.

Component Selection Criteria

Eligibility requirements for inclusion within the Reality Shares NASDAQ-100 Isolated Dividend Growth Index generally include listed options on the NASDAQ-100 Index and ETFs designed to track the NASDAQ-100 Index.

Eligibility requirements for inclusion within the Reality Shares U.S. Isolated Dividend Growth Index generally include listed options on the S&P 500 Index and ETFs designed to track the S&P 500 Index.

Index Rebalance / Index Maintenance

Each Index is “rebalanced” or “reconstituted” on an “as necessary” basis corresponding to the sale or expiry of the option contracts comprising the Index, and general market conditions. New securities for consideration in any rebalance period are screened to determine eligibility with the custom Index methodology of Reality Shares, Inc., with respect to the Reality Shares U.S. Isolated Dividend Growth Index, or Reality Shares, Inc. in conjunction with The NASDAQ OMX Group, Inc., with respect to Reality Shares NASDAQ-100 Isolated Dividend Growth Index. Based on this screening, securities that meet an Index’s pre-requisites are added to such Index, and securities that no longer meet such requirements are dropped (sold/covered) from the Index. The approximate number of components comprising each Index as of [        ] is set forth below:

Index	Approximate Number of Components

Reality Shares NASDAQ-100 Isolated Dividend Growth Index	[ ]

Reality Shares U.S. Isolated Dividend Growth Index	[ ]

Index Availability

Each Index is calculated and disseminated throughout the principal trading hours each day the NYSE is open for trading.

Changes to the Index Methodology

Each Index is governed by a published, rules-based methodology. Changes to the methodology of an Index will be publicly disclosed at Reality Shares, Inc.’s website www.realityshares.com prior to implementation.

Index Calculation Agent

In order to minimize any potential for conflicts caused by side-by-side management between Reality Shares, Inc. and the Adviser, its wholly-owned subsidiary, acting as investment adviser to the Reality Shares NASDAQ-100 Isolated Dividend Growth ETF and the Reality Shares U.S. Isolated Dividend Growth ETF, Reality Shares, Inc. has retained an unaffiliated third party service provider to calculate the Indexes (the “Calculation Agent”). The Calculation Agent, using the applicable rules-based methodology, will calculate, maintain and disseminate each Index on a daily basis. Reality Shares, Inc. will monitor the results produced by the Calculation Agent to help ensure that each Index is being calculated in accordance with the applicable rules-based methodology. In addition, Reality Shares, Inc. and the Adviser have established policies and procedures designed to prevent non-public information regarding pending changes to an Index from being used or disseminated in an improper manner. Furthermore, Reality Shares, Inc. and the Adviser have established policies and procedures designed to prevent improper use and dissemination of non-public information about each Fund’s portfolio strategies and to mitigate such Fund’s portfolio manager from having sole influence on the construction of an Index methodology.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The percentage limitations (except for the limitation on borrowing) set forth below will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of outstanding shares” means the vote of: (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

1.	Each Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.	Each Fund may borrow money, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.	Each Fund may not issue senior securities, as such term is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as amended or interpreted from time to time, except as permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each of the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF and Reality Shares U.S. Isolated Dividend Growth Index ETF will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Fund’s respective Index concentrates in the securities of a particular industry or group of industries.

5.	Each Fund may purchase or sell commodities and real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	Each Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The Funds observe the following policies, which are not deemed fundamental and which may be changed by the Board without shareholder vote.

1.	Each Fund may not hold illiquid securities in an amount exceeding, in the aggregate, 15% of such Fund’s net assets.

2.	Each Fund may not borrow money (i) in an amount exceeding 33 1/3% of the value of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets) and (ii) other than from a bank, provided that investment strategies that either obligate the Fund to purchase securities or require the Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation.

3.	Each Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

4.	Each Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. Each Fund may not purchase or sell or invest directly in real estate unless acquired as a result of its ownership in securities or other investments and except pursuant to the exercise of its rights under loan agreements related to its investments or to the extent that its investments in senior loans or bank loans may be considered to be investments in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things; purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

5.	Each Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

6.

Each of the Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF and Reality Shares U.S. Isolated Dividend Growth Index ETF may not change its investment strategy to invest at least 80% of its total assets

(exclusive of collateral held from securities lending, if any) in the component securities of its Index without 60 days’ prior notice to shareholders.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

The Funds are non-diversified investment management companies. This means that a relatively high percentage of each Fund’s assets may be invested in the obligations of a limited number of issuers. The value of the shares of each Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”), which requires in part that the Funds be diversified (i.e., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund’s non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Funds have adopted a fundamental policy that would permit direct investment in real estate. However, the Funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the Board.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor (as defined below), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

The shares of each Fund will trade on its Exchange at prices that may differ to some degree from such Fund’s NAV. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of shares will continue to be met. An Exchange may, but is not required to, remove the shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of the Fund for 30 or more consecutive trading days; (ii) the value of a Fund’s Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of an Exchange, makes further dealings on the Exchange inadvisable. An Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on an Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

THE ADMINISTRATOR

General. The Bank of New York Mellon (the “Administrator”), a New York banking organization, has its principal business offices at One Wall Street, New York, New York 10286. The Administrator also serves as the transfer agent and custodian for the Funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and accounting agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from negligence, willful misfeasance or bad faith on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder or from breach of any representation or warranty contained in the Administration Agreement.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (i) by either party upon written notice to the other party at least 90 days’ prior to the end of the initial term or renewal term, as applicable; (ii) by either party upon 30 days’ prior written notice if the other party fails to perform its obligations under the Administration Agreement in any material respect; and (iii) by the Administrator on not less than 30 days’ written notice to the Trust if the Trust terminates the custody agreement between the Trust and The Bank of New York Mellon serving in its capacity as custodian of the Trust.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by the Adviser at the following annual rates:

Fund	Administration Fee

Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF	[XX]%

Reality Shares U.S. Isolated Dividend Growth Index ETF	[XX]%

Reality Shares Isolated Dividend Growth ETF	[XX]%

THE ADVISER

General. Reality Shares Advisors, LLC (the “Adviser”) was founded in 2013 and is a Delaware limited liability company. The principal business address of the Adviser is 402 West Broadway, Suite 2800, San Diego, California 92101.

Advisory Agreement. The Trust and the Advisor have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Advisor oversees the investment advisory services provided to the Funds.

The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

After its initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment and is terminable (i) at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, or (ii) by the Adviser on not less than 30 days’ nor more than 60 days’ written notice to the Trust.

Management Fees. For these advisory services, the Adviser receives a fee, which is calculated daily and paid monthly at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Fund	Management Fee

Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF	[ ] %

Reality Shares U.S. Isolated Dividend Growth Index ETF	[ ]%

Reality Shares Isolated Dividend Growth ETF	[ ]%

The Adviser is responsible, under the Advisory Agreement, for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of, interest expense, taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, distribution fees and extraordinary expenses.

As of the date of this SAI, the Funds had not commenced operations, and therefore did not pay any fees to the Adviser.

Portfolio Management

Compensation. The Fund’s portfolio manager receives a majority of his compensation from his direct equity ownership in the Adviser and therefore compensation is based in part on the long-term success of the Fund, other client accounts and the Adviser as a whole. The amount of such compensation is based on the proportionate amount of the portfolio manager’s ownership, and is paid out periodically as determined by the Adviser’s Board of Directors. The Fund’s portfolio manager also receives a fixed annual salary.

Ownership of Fund Shares. Because the Funds are new, as of the date of this SAI, the portfolio manager did not beneficially own shares of the Funds.

Other Accounts. As of the date of this SAI, the portfolio manager was not responsible for the day-to-day management of any accounts other than the Funds.

THE DISTRIBUTOR

The Trust and ALPS Distributors, Inc. (the “Distributor”), a Colorado corporation, are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares. The principal business address of the Distributor is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Distributor, by the Board or, with respect to a Fund, by a majority of the outstanding shares of such Fund, upon 60 days’ written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most ETFs, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund, as well as proposed investment limitations for the Fund. Additionally, the Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and other service providers, such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Funds’ investments, including, for example, portfolio holdings schedules and reports on the Adviser’s use of derivatives in managing the Funds.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding the valuation and liquidity of portfolio securities. The Trust’s Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board, in consultation with Fund management, also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are five (5) members of the Board of Trustees, three (3) of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Eric Ervin serves as Chairman of the Board. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a majority of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The structure and operation of the Board is designed to facilitate the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board of Trustees has two standing committees: the Audit Committee and the Nominating and Governance Committee. The Audit Committee and Nominating and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust.

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held in the Past 5 Years
	Interested Trustees
Eric Ervin(4) (Born: 1976)	Trustee (since 2014)	President, CEO and Co-Founder of Reality Shares, Inc. (October 2011 – present); Vice President, Morgan Stanley Smith Barney (June 2009 – October 2011)	3	None
Michael S. Rosen(4) (Born: 1961)	Trustee (since 2014)	Context Capital Management, LLC, Co-Founder and CEO (2001 – present)	3	None
	Independent Trustees
Christopher Nero (Born: 1967)	Trustee (since 2014)	True North Advisory Group (business consulting firm), CEO (January 2012 – present); Deutsche Bank AFS, Managing Director and Global Head (January 2008 – March 2011)	3	None
Nathaniel R. Singer (Born: 1961)	Trustee (since 2014)	Swap Financial Group, Financial Adviser (January 2008 – present)	3	Municipal Securities Rulemaking Board
Rick Slaughter (Born: 1951)	Trustee (since 2014)	Founding Partner, Chief Research Officer and Portfolio Manager, Sunrise Capital Partners LLC (1995 – present)	3	None

(1)	Unless otherwise noted, the business address of each Trustee is 402 West Broadway, Suite 2800, San Diego, California 92101.
(2)	Each Trustee shall serve until death, resignation or removal.
(3)	The term “Fund Complex” refers to the Reality Shares ETF Trust.
(4)	Messrs. Ervin and Rosen may be deemed to be “interested” persons of the Funds, as that term is defined in the 1940 Act, by virtue of their affiliation with the Adviser and/or its affiliates.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Fund(s) provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund(s), and to exercise their business judgment in a manner that serves the best interests of the Funds’/Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

Eric Ervin is President, CEO and Co-Founder of the Adviser. Prior to co-founding the Adviser, Mr. Ervin the Ervin Miller Group wealth management franchise at Morgan Stanley Smith Barney. He holds Certified Financial Planner and Chartered Financial Consultant designations.

Michael J. Rosen is Co-Founder and CEO of Context Capital Management, LLC, an alternative asset management firm. Prior to co-founding Context Capital Management, LLC, Mr. Rosen was a co-principal owner of two investment advisers to a mutual fund complex and a mutual fund portfolio manager. Mr. Rosen is on the Board of Trustees for the University of Rochester, where he also serves on the Investment and Development Committees. He is also a Chartered Financial Analyst.

Christopher Nero has over 25 years experience in the financial services industry and has held senior management positions with several alternative investment firms. He previously served as a senior accountant in the Division of Investment Management of the Securities and Exchange Commission.

Nathaniel R. Singer has over 27 years experience in the financial services industry, including previously serving as the Chief Financial Officer of the fixed income department of a major U.S. investment bank. Mr. Singer serves on the Board of Trustees of the Municipal Securities Rulemaking Board and has also served as an advisor to the Government Accounting Standards Board.

Rick Slaughter has nearly four decades of experience trading liquid markets around the globe and has founded two alternative investment management firms.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

Board Standing Committees. The Board has established the following standing committees:

•          Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each Fund’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) pre-approving audit and non-audit services provided by each Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing each Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ reports on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with each Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund’s financial statements; and (ix) other audit related matters. Messrs. Nero, Singer and Slaughter currently serve as members of the Audit Committee. Mr. Nero serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary.

•          Governance Committee. The Board has a standing Governance Committee that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of “interested” Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office. Messrs. Nero, Singer and Slaughter currently serve as members of the Governance Committee. Mr. Singer serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary.

Fund Shares Owned by Board Members. Because the Funds are new, as of the date of this SAI, no Trustee owns shares of any Fund. The Trust is not part of any “family of investment companies” as such term is defined in Form N-1A.

Board Compensation. The following table sets forth information covering the anticipated total compensation payable by the Trust during its first fiscal year ending October 31, 2014 to the persons who serve as Trustees of the Trust:

Trustee	Estimated Aggregate Compensation From the Trust	Estimated Total Compensation From the Trust
	(000)	(000)
Interested
Eric Ervin	N/A	N/A
Michael J. Rosen	N/A	N/A
Independent
Christopher Nero	$20,000	$20,000
Nathaniel R. Singer	$20,000	$20,000
Rick Slaughter	$20,000	$20,000

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. Unless otherwise noted, the business address of each officer is 402 West Broadway, Suite 2800, San Diego, California 92101. The Chief Compliance Officer is the only officer who receives compensation from the Trust for her services.

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Eric Ervin (Born: 1976)	President (since 2014)	President, CEO and Co-Founder of Reality Shares, Inc. (October 2011 – present); Vice President, Morgan Stanley Smith Barney (June 2009 – October 2011)
Tom Trivella (Born: 1958)	Treasurer (since 2014)	Chief Administrative Officer of Reality Shares, Inc. (October 2013 – present); Chief Operating Officer, Citadel Securities LLC (June 2010 – August 2012); Chief Operating Officer, ICAP Corporates LLC (July 2008 - May 2010)
Ryan Ballantyne (Born: 1971)	Secretary (since 2014)	Executive Vice President - Sales and Trading of Reality Shares, Inc. (September 2012 – present); Managing Director, Miller Tabak & Co., LLC (April 2007 – August 2012)

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Melanie H. Zimdars (Born: 1976)	Chief Compliance Officer (since 2014)	Deputy Chief Compliance Officer of ALPS (September 2009 – present); Ms. Zimdars is also the CCO of ALPS ETF Trust, ALPS Variable Investment Trust, EGA Emerging Global Shares Trust, EGA Frontier Diversified Fund, Liberty All-Star Growth Fund, Inc., Liberty All-Star Equity Fund, BPV Family of Funds and Broadview Funds Trust; Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds (February 2007 – December 2008)

(1)	Unless otherwise noted, the business address of each officer is 402 West Broadway, Suite 2800, San Diego, California 92101.
(2)	Each officer shall serve until death, resignation or removal.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Purchasing and Selling Fund Shares.”

Depository Trust Company (“DTC”) acts as securities depository for each Fund’s shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of any Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNITS

Purchase (Creation). The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at the NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form.

A “Business Day” with respect to a Fund is, generally, any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) and an amount of cash (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit” for each Fund, which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the value of Deposit Securities. If the Cash Component is a positive number, the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number, the Authorized Participant will receive the Cash Component. The Cash Component does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component at its discretion. For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in other situations deemed appropriate by the Trust. The Funds reserve the right to use this approach, including issuing and redeeming Creation Units partially in-kind and partially in cash.

Each Fund, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on its Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes from time to time based on a number of factors.

Procedures for Creation of Creation Units. To be eligible to place orders with the Distributor and to create a Creation Unit of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In each case, such entity must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”). A Participating Party or DTC Participant that has entered a Participation Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Units. All orders to create Creation Units must be received by the Distributor no later than the closing time of the regular trading session on the relevant Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the date such orders are placed in order to receive that day’s NAV. All orders must be received in proper form. The date on which an order to create Creation Units is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Units through an Authorized Participant shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, in that case, orders to create Creation Units of a Fund have to be placed by each investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Units of the Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Units of the Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and the Cash Component.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is a process commonly used to create or redeem Creation Units of the Funds. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through The Bank of New York Mellon to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating

Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the third Business Day following the Transmittal Date. Each Fund reserves the right to settle transactions on a basis other than “T” plus three Business Days (i.e., days on which the NYSE is open) (“T+3”). In certain cases Authorized Participants will create and redeem Creation Units of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to The Bank of New York Mellon through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by The Bank of New York Mellon no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if The Bank of New York Mellon does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m. on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current NAV of the Funds. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 102%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with The Bank of New York Mellon the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or The Bank of New York Mellon does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with The Bank of New York Mellon, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 102%, which the Trust may change from time to time, of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.

Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases, as well as any stamp taxes, income or dividends due. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by The Bank of New York Mellon or purchased by the Trust and deposited into the Trust and all related transaction costs and other items, as noted above, have been cleared. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Cash Purchases. When, in the sole discretion of the Trust, cash purchases of Creation Units of shares are available or specified for a Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by each Fund. If the Authorized Participant acts as a broker for the Fund in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor with respect to either Fund. Orders may be rejected and acceptance may be revoked if, for example: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not the same as those disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, The Bank of New York Mellon, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, The Bank of New York Mellon or a sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, The Bank of New York Mellon, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation/Redemption Transaction Fee. Each Fund imposes a “Transaction Fee” on investors purchasing or redeeming Creation Units. The purpose of the Transaction Fee is to protect the existing shareholders of the Fund from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities. Transaction Fees will differ for each Fund, depending on the transaction expenses related to each Fund’s portfolio securities, and will be limited to amounts that have been determined by the Adviser to be appropriate. The maximum Transaction Fee, as set forth in the table below for each Fund, may be charged in cases where a Fund permits cash or cash in lieu of Deposit Securities. Investors purchasing or redeeming through the DTC process generally will pay a higher Transaction Fee than will investors doing so through the NSCC process. Also, investors who use the services of a broker or other such intermediary may be charged a fee for such services, in addition to the Transaction Fee imposed by a Fund.

The following table sets forth the approximate value of one Creation Unit per Fund, and the standard and maximum creation and redemption transaction fee for each of the Funds. These fees may be changed by the Trust. Redemption transaction fees will be limited to 2% of the redemption amount.

Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
Reality Shares NASDAQ-100 Isolated Dividend Growth Index ETF	$[ ]	$[ ]
Reality Shares U.S. Isolated Dividend Growth Index ETF	$[ ]	$[ ]
Reality Shares Isolated Dividend Growth ETF	$[ ]	$[ ]

Placement of Redemption Orders Using the Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Units using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by The Bank of New York Mellon (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. The considerations for redemption of Creation Units of a Fund generally consists of (i) a designated portfolio of in-kind [equity securities] that closely approximate the holdings of the Fund (the “Fund Securities”) and (ii) an amount of cash denominated in U.S. dollars (the “Cash Redemptions Amount”) as described below. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Units outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by The Bank of New York Mellon (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to The Bank of New York Mellon no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Units of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

General Redemption Procedures. An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such shares to the Trust. The Trust reserves the right to verify these representations at its discretion. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

If the requisite number of shares of the Fund is not delivered on the Transmittal Date as described above, the Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by The Bank of New York Mellon and marked-to-market daily, and that the fees of The Bank of New York Mellon and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral as well as any transaction costs, stamp taxes, income or dividends due.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by The Bank of New York Mellon according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to The Bank of New York Mellon by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to The Bank of New York Mellon prior to the DTC cut-off time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by The Bank of New York Mellon on such Transmittal Date. If, however, a redemption order is submitted to The Bank of New York Mellon by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC cut-off-time on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust on which the shares of the relevant Fund are delivered through DTC to The Bank of New York Mellon by the DTC cut-off-time on such Business Day pursuant to a properly submitted redemption order.

A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Cash Redemptions. A Fund may pay out the proceeds of redemptions of Creation Units solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange (the “NYSE”) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV of each Fund’s shares is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated responsibility for decisions regarding proxy voting for securities held by a Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds, when filed, may be obtained at no charge upon request by calling (855) 595-0240 or by visiting the SEC’s website at www.sec.gov.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds’ Prospectus is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company and Taxation of the Funds. Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other Funds. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is timely distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) (“Distribution Requirement”) and also must meet several additional requirements.

Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); (ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to qualify as a RIC for any year, and the relief provisions are not available, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would generally be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for RICs is similar to the rules that apply to capital loss carryovers of individuals and provide that such losses are carried over by a Fund indefinitely. Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) the excess of a Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

Excise Taxes. Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

Fund Distributions. If you are subject to tax, distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by a Fund of investment company taxable income, if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund). All or a portion of these distributions (excluding net short-term capital gains) may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions received by a Fund from another RIC (including an ETF that is taxable as a RIC) will be treated as qualified dividend income only to the extent so designated by such RIC. If you lend your Fund Shares, such as pursuant to securities lending arrangement, you may lose the ability to treat dividends (paid while the Shares are held by the borrower) as qualified dividend income. For non-corporate shareholders, long-term capital gains are taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

In the case of corporate shareholders, a Fund’s distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

To the extent that a Fund makes distributions of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders

A Fund may receive dividend income from direct investments in the equity securities of issuers of certain indexes such as the S&P 500, Euro Stoxx 50, Nikkei 225, as well as from investments in other ETFs designed to track the performance of the securities comprising these indexes. A Fund may be eligible to distribute such dividend income as qualified dividend income when received by individual shareholders or eligible for the dividends-received deduction when received by corporate shareholders, subject to certain limitations. A Fund’s investments in derivative instruments, such as swaps tied to dividend returns, however, are unlikely to generate income eligible to be treated as qualified dividend income when received by individual shareholders or eligible for the dividends-received deduction when received by corporate shareholders.

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment, though taxable to the shareholder in the same manner as other dividends or distributions.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual percentage of such income earned during the period of your investment in the Fund.

Medicare Contribution Tax. Beginning January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Sale or Exchange of Fund Shares. If you are subject to tax, any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Cost-Basis Reporting. Unless you fall within certain exceptions, the custodian, broker or other administrative agent holding your shares in a Fund on your behalf must report to the Internal Revenue Service (“IRS”) and furnish to you the cost basis information for shares of such Fund. In addition to reporting the gross proceeds from the sale of shares of the Fund, you will receive cost basis information for such shares, which will indicate whether these shares had a short-term or long-term holding period. For each sale of shares of a Fund, you are to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the custodian, broker or other administrative agent holding your shares in the Fund will use a default cost basis method they have chosen, which should have been communicated to you. The cost basis method elected by you (or the cost basis method applied by default) for each sale of shares of a Fund may not be changed after the settlement date of each such sale. You should consult with your tax advisor to determine the best IRS-accepted cost basis method for your tax situation and to obtain more information about how cost basis reporting applies to you.

Federal Tax Treatment of Certain Fund Investments. A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer such Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by such Fund.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

Each Fund intends to make investments in certain complex securities for which there is uncertainty regarding the treatment of these investments under the “Qualifying Income Test” and the asset diversification requirements described above in the paragraph discussing the requirements for qualification as a RIC. If the IRS were to issue public guidance that results in an adverse determination relating to the treatment of a Fund’s investments in such complex securities, a Fund may likely need to significantly change its investment strategies, which could adversely affect such Fund.

A Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year, as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by such Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts that are securities will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the “Qualifying Income Test” described above in the paragraph discussing the requirements for qualification as a RIC. A Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of a Fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

In general, with respect to the Funds, gains from “foreign currencies” and from foreign currency options, foreign currency futures, and forward foreign exchange contracts (“forward contracts”) relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether a Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund’s net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (REMICs); (ii) the Fund invests in a REIT that is a taxable mortgage pool (TMP) or that has a subsidiary that is TMP or that invests in the residual interest of a REMIC; or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are encouraged to consult with their tax advisors regarding these issues.

Backup Withholding. A Fund will be required in certain cases to withhold, at a rate of 28%, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

Non-U.S. Shareholders. If you are not a citizen or permanent resident of the United States, a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity would generally be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. A Fund may also, under certain circumstances, designate all or a portion of a dividend as a “qualified short-term capital gain dividend,”

which if received by a nonresident alien or foreign entity would generally be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The withholding exemptions for “interest related dividends” and “qualified short-term capital gain dividends” apply to dividends with respect to taxable years of the Fund beginning before January 1, 2014.

A U.S. withholding tax at a 30% rate will be imposed on dividends beginning after June 30, 2014 (and proceeds of sales in respect of Fund shares received by Fund shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax, in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Non-U.S. Investors are encouraged to consult their tax advisor prior to investing in a Fund.

Retirement Accounts. If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income and capital gains distribution from the Fund, until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Funds.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

Creation and Redemption of Creation Units. A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any net amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the purchaser’s aggregate basis in the securities surrendered and any net amount of cash paid for the Creation Units. A person who redeems Creation Units and receives securities in-kind from the Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax adviser with respect to these matters.

The Trust on behalf of a Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

BROKERAGE TRANSACTIONS

Brokerage Transactions. The Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, a Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Units” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant. In such cases, a Fund will require such broker-dealer to achieve execution at a price that is at least as favorable to the Fund as the value of such securities used to calculate the Fund’s NAV. The broker-dealer will be required to reimburse the Fund for, among other things, any difference between the price (including applicable brokerage commissions, taxes and transaction costs) at which such securities were bought or sold and the value of such securities used to calculate the Fund’s NAV. This amount will vary depending on the quality of the execution and may be capped at amounts determined by the Adviser in its sole discretion.

Brokerage Commissions. As of the date of this SAI, the Funds had not commenced operations, and therefore did not pay any brokerage commissions.

Brokerage with Fund Affiliates. As of the date of this SAI, the Funds had not commenced operations, and therefore did not pay any brokerage commissions to any affiliated brokers.

Securities of “Regular Broker-Dealers.” As of the date of this SAI, the Funds had not commenced operations, and therefore did not hold securities of any “regular brokers or dealers.”

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Adviser. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As ETFs, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any exemptive order of the SEC applicable to the Funds, regulations of the Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the NSCC and/or third-party service providers.

Each Fund may disclose on the Fund’s website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to each Fund’s portfolio holdings with no lag time is permitted to personnel of the Adviser, the Fund’s distributor and the Fund’s administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Funds’ Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.[            ].com. Online disclosure of such holdings is publicly available at no charge.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund. Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund or if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Each share held entitles the shareholder of record to one vote. As a Delaware statutory trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectus or SAI states that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

Following the creation of the initial Creation Unit(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot accurately predict the length of time for which one or more shareholders may remain a control person or persons of the Fund.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, the Funds had not commenced operations, and therefore there were no record owners of the Funds. Persons who own of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling a Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

CUSTODIAN AND TRANSFER AGENT

The Bank of New York Mellon, located at One Wall Street, New York, New York 10286, acts as custodian, transfer agent and dividend paying agent for the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ACCOUNTANT], located at [ADDRESS], serves as the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 101 Park Avenue, New York, NY 10178, serves as counsel to the Trust.

FINANCIAL STATEMENTS

[To be included by amendment]

APPENDIX A

DESCRIPTION OF RATINGS

Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by Moody’s, S&P, and Fitch, Inc., (“Fitch”), respectively.

DESCRIPTION OF MOODY’S LONG-TERM RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P’S LONG-TERM RATINGS

Investment Grade

AAA Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH’S LONG-TERM RATINGS

Investment Grade Bond

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not

A-1

unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Moody’s, Standard and Poor’s, and Fitch, Inc., respectively.

DESCRIPTION OF MOODY’S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P’S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

DESCRIPTION OF FITCH’S SHORT-TERM RATINGS

F-1 Highest Credit Quality. Indicates the best capacity for timely payment of financial commitments; may have an added “+” to denote exceptionally strong credit feature.

F-2 Good Credit Quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3 Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

A-2

APPENDIX B

REALITY SHARES ETF TRUST

PROXY VOTING POLICY AND PROCEDURES

Reality Shares ETF Trust (the “Trust”) has adopted this Proxy Voting Policy and Procedures (the “Trust Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of shareholders of the series of the Trust (“Funds”).

The Trust or the investment adviser may retain a proxy voting service (“Proxy Voting Service”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest in the securities consistent with this Policy.

Shareholders of the Funds expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund. The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments. The Trust seeks to ensure that proxies are voted in the best interests of the Funds and Fund shareholders (except where a Fund is required by law or contract to vote proxies of an acquired fund in the same proportion as the vote of all other shareholders of the acquired fund (i.e., “echo vote”).

I.	DELEGATION OF PROXY VOTING TO INVESTMENT ADVISER

The investment adviser, Reality Shares Advisors, LLC (“RSA”), shall vote proxies relating to securities held by the Funds and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures (“Proxy Policy”) adopted by RSA in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). A Fund may refrain from voting if doing so would be in the Fund’s and its shareholders’ best interests. These circumstances may arise, for example, when the expected cost of voting exceeds the expected benefits of voting, when exercising the vote results in the imposition of trading or other restrictions.

II.	MATERIAL CONFLICTS OF INTEREST

If RSA knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund(s) and (b) the adviser, sub-adviser, principal underwriter, or any of their affiliated persons, and (ii) RSA does not propose to vote on the particular issue in the manner prescribed by its Proxy Policy, then RSA will follow the material conflict of interest procedures set forth in its Proxy Policy when voting such proxies.

III.	SECURITIES LENDING PROGRAM

Certain Funds may participate in a securities lending program through a lending agent. When a Fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, at its discretion. Thus, the Funds will not vote proxies on any loaned security.

IV.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES IN THE TRUST’S STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The Trust shall include in its SAI a summary of the Trust Policy and the Proxy Policy. In lieu of including a summary of its policy, the Trust may include the policies in full.V. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES IN ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS

The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send the foregoing documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

VI. RSA AND TRUST CCO RESPONSIBILITIES

The Trust has delegated proxy voting authority with respect to the Fund(s)’ portfolio securities to RSA, as set forth above. Consistent with this delegation, RSA is responsible for the following:

(1)

Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that RSA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.

(2)

Providing to the Trust’s Chief Compliance Officer (“CCO”) a summary of the material changes to a Proxy Policy during the period covered by the CCO’s annual compliance report to the Board, and a redlined copy of such Proxy Policy as applicable.

(3)

The CCO shall review all Proxy Policies at least annually to ensure that they are in compliance with Rule 206(4)-6 under the Advisers Act, and appear reasonably designed to ensure that RSA votes portfolio securities in the best interest of shareholders of the Fund(s) owning the portfolio securities voted.

VII. REVIEW RESPONSIBILITIES

The Trust or RSA may retain a Proxy Voting Service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The adviser or sub-adviser will review the Fund(s)’ voting records maintained by the Proxy Voting Service in accordance with the following procedures:

•	On a quarterly basis, select a sample of proxy votes from those submitted and review them against the Proxy Voting Service files for accuracy of the votes.

VIII. PREPARATION AND FILING OF PROXY VOTING RECORD ON FORM N-PX

The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

The Fund Administrator will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The Proxy Voting Service will prepare the EDGAR version of Form N-PX and will submit it to the Fund Administrator for review and approval prior to filing with the SEC; the Fund Administrator in turn will submit it to RSA for review and approval prior to filing with the SEC. The Fund Administrator will file Form N-PX for each twelve-month period ended June 30 and the filing for each year will be made with the SEC on or before August 31 of that year.

IX. RECORDKEEPING

Documentation of all votes for the Trust will be maintained by RSA, and/or the Proxy Voting Service.

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)

Certificate of Trust of Reality Shares ETF Trust (the “Registrant”) is incorporated herein by reference to Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-13-438546 on November 12, 2013 (the “Registration Statement”).

(a)(2)	Certificate of Amendment of Certificate of Trust of the Registrant to be filed by amendment.

(a)(3)	Registrant’s Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(3) to the Registration Statement.

(b)	Registrant’s Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b) to the Registration Statement.

(c)	See Article III and Article V of the Registrant’s Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit (a)(3) to the Registration Statement.

(d)	Form of Investment Advisory Agreement between the Registrant and Reality Shares Advisors, LLC (the “Adviser”) is filed herewith.

(e)(1)	Form of Distribution Agreement between the Registrant and ALPS Distributors, Inc. is filed herewith.

(e)(2)	Form of Authorized Participant Agreement is filed herewith.

(f)	Not Applicable.

(g)	Form of Custodian Agreement between the Registrant and The Bank of New York Mellon is filed herewith.

(h)(1)	Form of Administration Agreement between the Registrant and The Bank of New York Mellon is filed herewith.

(h)(2)	Form of Transfer Agency Agreement between the Registrant and The Bank of New York Mellon is filed herewith.

(h)(3)	Form of Chief Compliance Officer Services Agreement between the Registrant and ALPS Funds Services, Inc. is filed herewith.

(i)	Opinion and Consent of Morgan, Lewis & Bockius LLP to be filed by amendment.

(j)	Consent of [Independent Registered Public Accounting Firm] to be filed by amendment.

(k)	Not applicable.

(l)	Form of Initial Capital Agreement is filed herewith.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics for the Registrant is filed herewith.

(p)(2)	Code of Ethics for the Adviser is filed herewith.

(p)(3)	Code of Ethics for ALPS Distributors, Inc. is filed herewith.

(q)	Powers of Attorney for Mssrs. Nathaniel Singer, Chris Nero and Rick Slaughter are filed herewith.

Item 29. Persons Controlled by or Under Common Control with the Registrant:

Not applicable.

Item 30. Indemnification:

Please see Article VII of the Registrant’s Agreement and Declaration of Trust, which is filed herewith.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Reality Shares Advisors, LLC

The Adviser serves as the investment adviser for the Funds. The Adviser’s principal address is 402 West Broadway, Suite 2800, San Diego, CA 92101. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

Item 32. Principal Underwriters

(a)

ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Centaur Mutual Funds Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., Drexel Hamilton Mutual Funds, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Transparent Value Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Registrant
Edmund J. Burke	Director
Thomas A. Carter	President, Director
Jeremy O. May	Executive Vice President, Director
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales
Mark R. Kiniry	Senior Vice President, National Sales Director – Investments
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer
Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary

Eric Parsons	Vice President, Controller and Assistant Treasurer
Steven Price	Vice President, Deputy Chief Compliance Officer
James Stegall	Vice President, Institutional Sales Manager
Gary Ross	Vice President, Director of Sales
Jeff Brainard	Vice President, Divisional Sales Manager – Internal Sales
Erin D. Nelson	Vice President, Assistant General Counsel
JoEllen Legg	Vice President, Assistant General Counsel
David T. Buhler	Vice President, Senior Associate Counsel
Rhonda A. Mills	Vice President, Associate Counsel
Jennifer T. Welsh	Vice President, Associate Counsel
Paul F. Leone	Vice President, Associate Counsel
Randall D. Young	Secretary
Gregg Wm. Givens	Assistant Treasurer

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable.

Item 33. Location of Accounts and Records:

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained by the Registrant, or on its behalf by the following entities:

Reality Shares ETF Trust

402 West Broadway, Suite 2800

San Diego, CA 92101

The Bank of New York Melon

[To be included by amendment.]

Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

ALPS Distributors, Inc.

[To be included by amendment.]

Item 34. Management Services:

None.

Item 35. Undertakings:

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California on the 6th day of February, 2014.

REALITY SHARES ETF TRUST By: /s/ Eric Ervin Eric Ervin President

Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Eric Ervin Eric R. Ervin	Trustee and President	February 6, 2014

/s/ Christopher Nero* Chris Nero	Trustee	February 6, 2014

/s/ Michael S. Rosen Michael Rosen	Trustee	February 6, 2014

/s/ Nathaniel R. Singer* Nathaniel Singer	Trustee	February 6, 2014

/s/ Rick Slaughter* Rick Slaughter	Trustee	February 6, 2014

/s/ Tom Trivella Tom Trivella	Treasurer	February 6, 2014

*By:	/s/ Tom Trivella
Tom Trivella Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
28(d)	Form of Investment Advisory Agreement between the Registrant and the Adviser
28(e)(1)	Form of Distribution Agreement between the Registrant and ALPS Distributors, Inc.
28(e)(2)	Form of Authorized Participant Agreement
28(g)	Form of Custodian Agreement between the Registrant and The Bank of New York Mellon
28(h)(1)	Form of Administration Agreement between the Registrant and The Bank of New York Mellon
28(h)(2)	Form of Transfer Agency Agreement between the Registrant and The Bank of New York Mellon
28(h)(3)	Form of Chief Compliance Officer Services Agreement between the Registrant and ALPS Funds Services, Inc.
28(l)	Form of Initial Capital Agreement
28(p)(l)	Code of Ethics for the Registrant
28(p)(2)	Code of Ethics for the Adviser
28(p)(3)	Code of Ethics for ALPS Distributors, Inc.
28(q)	Powers of Attorney for Mssrs. Nathaniel Singer, Chris Nero and Rick Slaughter